JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — 27.9%
Aerospace & Defense — 0.9%
Airbus SE (France) 3.95%, 4/10/2047 (a)	150	178
BAE Systems plc (United Kingdom)
1.90%, 2/15/2031 (a)	1,007	960
3.00%, 9/15/2050 (a)	502	491
Boeing Co. (The) 1.17%, 2/4/2023	1,115	1,115
1.95%, 2/1/2024	1,030	1,044
1.43%, 2/4/2024	2,265	2,265
4.88%, 5/1/2025	605	663
2.75%, 2/1/2026	995	1,022
2.20%, 2/4/2026	1,385	1,382
3.10%, 5/1/2026	320	333
5.04%, 5/1/2027	960	1,081
3.25%, 3/1/2028	840	869
5.15%, 5/1/2030	940	1,090
5.71%, 5/1/2040	745	952
L3Harris Technologies, Inc. 1.80%, 1/15/2031	840	804
Leidos, Inc. 2.30%, 2/15/2031	465	450
Northrop Grumman Corp. 3.25%, 1/15/2028	200	213
Precision Castparts Corp. 3.25%, 6/15/2025	897	959
Raytheon Technologies Corp.
3.20%, 3/15/2024	350	365
4.50%, 6/1/2042	2,799	3,459
4.15%, 5/15/2045	543	649
4.35%, 4/15/2047	199	245

		20,589

Airlines — 0.0%(b)
Continental Airlines Pass-Through Trust Series 2012-2, Class A Shares, 4.00%, 10/29/2024	127	133

Auto Components — 0.0% (b)
Lear Corp. 2.60%, 1/15/2032	445	438

Automobiles — 0.5%
General Motors Co. 6.13%, 10/1/2025	515	594
Hyundai Capital America
1.15%, 11/10/2022 (a)	1,500	1,506
1.80%, 10/15/2025 (a)	490	489
1.30%, 1/8/2026 (a)	425	414
1.50%, 6/15/2026 (a)	775	754
3.00%, 2/10/2027 (a)	355	370
2.38%, 10/15/2027 (a)	530	529
1.80%, 1/10/2028 (a)	805	778
Nissan Motor Co. Ltd. (Japan)
4.35%, 9/17/2027 (a)	2,393	2,578
4.81%, 9/17/2030 (a)	1,102	1,232
Stellantis Finance US, Inc. 2.69%, 9/15/2031 (a)	785	773
Volkswagen Group of America Finance LLC (Germany) 1.63%, 11/24/2027 (a)	705	685

		10,702

Banks — 4.8%
ABN AMRO Bank NV (Netherlands) 4.75%, 7/28/2025 (a)	1,216	1,329
AIB Group plc (Ireland) 4.75%, 10/12/2023 (a)	1,165	1,238
ANZ New Zealand Int’l Ltd. (New Zealand) 2.55%, 2/13/2030 (a)	778	805
Australia & New Zealand Banking Group Ltd. (Australia) 4.40%, 5/19/2026 (a)	263	288
Banco Nacional de Panama (Panama) 2.50%, 8/11/2030 (a)	1,250	1,166
Banco Santander SA (Spain)
3.13%, 2/23/2023	400	411
2.75%, 5/28/2025	800	827
1.85%, 3/25/2026	1,000	997
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.72%, 9/14/2027 (c)	400	393
2.75%, 12/3/2030	600	587
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 3.22%, 11/22/2032 (c)	1,000	996
Bank of America Corp.
(ICE LIBOR USD 3 Month + 0.78%), 3.55%, 3/5/2024 (c)	547	565
(ICE LIBOR USD 3 Month + 1.09%), 3.09%, 10/1/2025 (c)	526	549
Series N, (SOFR + 0.91%), 1.66%, 3/11/2027 (c)	590	585
3.25%, 10/21/2027	547	580
(ICE LIBOR USD 3 Month + 1.51%), 3.71%, 4/24/2028 (c)	1,700	1,836
(ICE LIBOR USD 3 Month + 1.04%), 3.42%, 12/20/2028 (c)	8,246	8,784
(SOFR + 2.15%), 2.59%, 4/29/2031 (c)	1,510	1,523
(SOFR + 1.21%), 2.57%, 10/20/2032 (c)	1,120	1,125
(SOFR + 1.93%), 2.68%, 6/19/2041 (c)	4,685	4,549
Bank of Ireland Group plc (Ireland)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.03%, 9/30/2027 (a) (c)	755	745
Bank of Montreal (Canada) 1.85%, 5/1/2025	950	966
Banque Federative du Credit Mutuel SA (France)

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
3.75%, 7/20/2023 (a)	540	566
2.38%, 11/21/2024 (a)	813	837
Barclays plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.80%), 1.01%, 12/10/2024 (c)	1,452	1,442
3.65%, 3/16/2025	1,000	1,060
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.89%, 11/24/2032 (c)	585	587
BNP Paribas SA (France)
3.38%, 1/9/2025 (a)	425	448
(SOFR + 2.07%), 2.22%, 6/9/2026 (a) (c)	407	413
(SOFR + 1.00%), 1.32%, 1/13/2027 (a) (c)	323	315
(SOFR + 1.22%), 2.16%, 9/15/2029 (a) (c)	1,446	1,421
(SOFR + 1.51%), 3.05%, 1/13/2031 (a) (c)	1,065	1,103
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.05%), 2.59%, 8/12/2035 (a) (c)	805	775
2.82%, 1/26/2041 (a)	395	374
BNZ International Funding Ltd. (New Zealand) 2.65%, 11/3/2022 (a)	632	645
Citigroup, Inc.
4.40%, 6/10/2025	865	939
4.30%, 11/20/2026	1,200	1,323
6.63%, 1/15/2028	250	314
(ICE LIBOR USD 3 Month + 1.39%), 3.67%, 7/24/2028 (c)	1,573	1,692
(ICE LIBOR USD 3 Month + 1.34%), 3.98%, 3/20/2030 (c)	1,000	1,107
(SOFR + 1.17%), 2.56%, 5/1/2032 (c)	2,145	2,155
(SOFR + 1.18%), 2.52%, 11/3/2032 (c)	885	885
8.13%, 7/15/2039	223	381
Citizens Bank NA 3.70%, 3/29/2023	720	746
Commonwealth Bank of Australia (Australia) 3.31%, 3/11/2041 (a)	525	540
Cooperatieve Rabobank UA (Netherlands)
4.38%, 8/4/2025	783	851
3.75%, 7/21/2026	945	1,021
Credit Agricole SA (France)
4.38%, 3/17/2025 (a)	1,250	1,348
(SOFR + 1.68%), 1.91%, 6/16/2026 (a) (c)	500	502
(SOFR + 0.89%), 1.25%, 1/26/2027 (a) (c)	1,500	1,459
2.81%, 1/11/2041 (a)	470	446
Danske Bank A/S (Denmark) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.03%), 1.17%, 12/8/2023 (a) (c)	2,110	2,111
Discover Bank
3.35%, 2/6/2023	343	352
4.25%, 3/13/2026	1,205	1,318
HSBC Holdings plc (United Kingdom)
(ICE LIBOR USD 3 Month + 0.99%), 3.95%, 5/18/2024 (c)	1,054	1,096
4.25%, 8/18/2025	939	1,012
3.90%, 5/25/2026	200	216
(ICE LIBOR USD 3 Month + 1.55%), 4.04%, 3/13/2028 (c)	904	976
(SOFR + 1.73%), 2.01%, 9/22/2028 (c)	1,215	1,188
(SOFR + 1.29%), 2.21%, 8/17/2029 (c)	815	798
(SOFR + 1.95%), 2.36%, 8/18/2031 (c)	1,160	1,134
6.10%, 1/14/2042	700	1,002
ING Groep NV (Netherlands) (SOFR + 1.01%), 1.73%, 4/1/2027 (c)	705	702
KeyBank NA 3.18%, 5/22/2022	729	738
Lloyds Banking Group plc (United Kingdom)
(ICE LIBOR USD 3 Month + 0.81%), 2.91%, 11/7/2023 (c)	612	623
4.58%, 12/10/2025	400	439
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.63%, 5/11/2027 (c)	980	964
4.38%, 3/22/2028	475	534
Mitsubishi UFJ Financial Group, Inc. (Japan) 3.75%, 7/18/2039	760	862
Mizuho Financial Group, Inc. (Japan)
(ICE LIBOR USD 3 Month + 0.83%), 2.23%, 5/25/2026 (c)	875	889
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.67%), 1.23%, 5/22/2027 (c)	1,057	1,026
(SOFR + 1.57%), 2.87%, 9/13/2030 (c)	720	747
National Australia Bank Ltd. (Australia) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.88%), 3.93%, 8/2/2034 (a) (c)	1,025	1,099
NatWest Group plc (United Kingdom)
(ICE LIBOR USD 3 Month + 1.76%), 4.27%, 3/22/2025 (c)	480	510
4.80%, 4/5/2026	2,010	2,240

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
(ICE LIBOR USD 3 Month + 1.75%), 4.89%, 5/18/2029 (c)	290	333
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.10%), 3.75%, 11/1/2029 (c)	900	943
(ICE LIBOR USD 3 Month + 1.87%), 4.44%, 5/8/2030 (c)	640	725
NatWest Markets plc (United Kingdom) 1.60%, 9/29/2026 (a)	435	428
Nordea Bank Abp (Finland)
4.25%, 9/21/2022 (a)	945	972
1.50%, 9/30/2026 (a)	556	547
Royal Bank of Canada (Canada) 4.65%, 1/27/2026	337	374
Santander UK Group Holdings plc (United Kingdom)
3.57%, 1/10/2023	200	201
(SOFR + 0.99%), 1.67%, 6/14/2027 (c)	930	912
Societe Generale SA (France)
5.00%, 1/17/2024 (a)	370	395
4.25%, 8/19/2026 (a)	1,950	2,101
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 1.49%, 12/14/2026 (a) (c)	2,205	2,155
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.79%, 6/9/2027 (a) (c)	395	388
3.00%, 1/22/2030 (a)	835	861
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.89%, 6/9/2032 (a) (c)	915	914
Standard Chartered plc (United Kingdom)
5.20%, 1/26/2024 (a)	700	750
(ICE LIBOR USD 3 Month + 1.08%), 3.89%, 3/15/2024 (a) (c)	400	413
(ICE LIBOR USD 3 Month + 1.21%), 2.82%, 1/30/2026 (a) (c)	570	585
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.46%, 1/14/2027 (a) (c)	485	471
(USD ICE Swap Rate 5 Year + 1.97%), 4.87%, 3/15/2033 (a) (c)	200	218
Sumitomo Mitsui Financial Group, Inc. (Japan)
4.44%, 4/2/2024 (a)	500	533
1.47%, 7/8/2025	542	541
2.63%, 7/14/2026	872	905
3.04%, 7/16/2029	1,315	1,378
Truist Financial Corp. 4.00%, 5/1/2025	265	287
UniCredit SpA (Italy)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 2.57%, 9/22/2026 (a) (c)	905	908
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 1.98%, 6/3/2027 (a) (c)	665	649
(USD ICE Swap Rate 5 Year + 3.70%), 5.86%, 6/19/2032 (a) (c)	200	218
(USD ICE Swap Rate 5 Year + 4.91%), 7.30%, 4/2/2034 (a) (c)	300	358
US Bancorp 7.50%, 6/1/2026	1,277	1,593
Wells Fargo & Co.
4.48%, 1/16/2024	702	750
4.10%, 6/3/2026	637	695
(ICE LIBOR USD 3 Month + 1.17%), 3.20%, 6/17/2027 (c)	2,570	2,717
(SOFR + 2.53%), 3.07%, 4/30/2041 (c)	1,445	1,486
4.65%, 11/4/2044	1,180	1,441
4.40%, 6/14/2046	300	359
Westpac Banking Corp. (Australia) 3.13%, 11/18/2041	882	872

		109,491

Beverages — 0.6%
Anheuser-Busch Cos. LLC (Belgium)
4.70%, 2/1/2036	3,945	4,744
4.90%, 2/1/2046	2,235	2,837
Anheuser-Busch InBev Finance, Inc. (Belgium) 4.63%, 2/1/2044	70	85
Anheuser-Busch InBev Worldwide, Inc. (Belgium)
4.35%, 6/1/2040	800	940
4.44%, 10/6/2048	780	938
4.60%, 6/1/2060	375	466
Coca-Cola Femsa SAB de CV (Mexico)
2.75%, 1/22/2030	790	813
1.85%, 9/1/2032	675	639
Constellation Brands, Inc.
4.40%, 11/15/2025	325	358
5.25%, 11/15/2048	220	293
Diageo Investment Corp. (United Kingdom) 8.00%, 9/15/2022	255	270
Fomento Economico Mexicano SAB de CV (Mexico) 3.50%, 1/16/2050	1,060	1,130
Keurig Dr Pepper, Inc. 4.42%, 5/25/2025	149	163

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
3.43%, 6/15/2027	250	269
4.99%, 5/25/2038	215	269

		14,214

Biotechnology — 0.6%
AbbVie, Inc.
3.45%, 3/15/2022	937	940
2.80%, 3/15/2023	525	535
3.85%, 6/15/2024	443	470
3.20%, 11/21/2029	1,832	1,943
4.05%, 11/21/2039	1,809	2,069
4.63%, 10/1/2042	480	583
4.40%, 11/6/2042	790	947
4.45%, 5/14/2046	190	231
Amgen, Inc. 3.00%, 1/15/2052	845	825
Baxalta, Inc.
3.60%, 6/23/2022	149	151
5.25%, 6/23/2045	50	67
Biogen, Inc.
2.25%, 5/1/2030	1,150	1,125
3.15%, 5/1/2050	310	304
Gilead Sciences, Inc. 2.60%, 10/1/2040	1,225	1,171
Regeneron Pharmaceuticals, Inc. 1.75%, 9/15/2030	1,270	1,191

		12,552

Building Products — 0.1%
Masco Corp.
2.00%, 10/1/2030	340	327
6.50%, 8/15/2032	600	797

		1,124

Capital Markets — 2.0%
Bank of New York Mellon Corp. (The) 2.80%, 5/4/2026	254	266
Blackstone Holdings Finance Co. LLC 4.45%, 7/15/2045 (a)	429	547
Blackstone Secured Lending Fund 3.65%, 7/14/2023	795	823
Brookfield Finance, Inc. (Canada)
3.90%, 1/25/2028	337	372
4.85%, 3/29/2029	411	480
4.70%, 9/20/2047	427	529
Credit Suisse AG (Switzerland) 3.63%, 9/9/2024	402	428
Credit Suisse Group AG (Switzerland)
3.57%, 1/9/2023 (a)	729	731
3.80%, 6/9/2023	800	833
(SOFR + 1.56%), 2.59%, 9/11/2025 (a) (c)	250	256
(SOFR + 2.04%), 2.19%, 6/5/2026 (a) (c)	490	495
(SOFR + 0.98%), 1.31%, 2/2/2027 (a) (c)	1,360	1,316
4.28%, 1/9/2028 (a)	1,162	1,267
(SOFR + 1.73%), 3.09%, 5/14/2032 (a) (c)	840	851
Deutsche Bank AG (Germany)
3.30%, 11/16/2022	1,000	1,024
(SOFR + 2.16%), 2.22%, 9/18/2024 (c)	1,225	1,242
(SOFR + 1.87%), 2.13%, 11/24/2026 (c)	780	782
FMR LLC 6.45%, 11/15/2039 (a)	500	739
Goldman Sachs Group, Inc. (The)
4.25%, 10/21/2025	1,415	1,539
3.50%, 11/16/2026	469	499
(SOFR + 0.80%), 1.43%, 3/9/2027 (c)	2,900	2,844
(SOFR + 0.91%), 1.95%, 10/21/2027 (c)	780	778
(ICE LIBOR USD 3 Month + 1.51%), 3.69%, 6/5/2028 (c)	3,776	4,070
(ICE LIBOR USD 3 Month + 1.30%), 4.22%, 5/1/2029 (c)	505	560
(SOFR + 1.09%), 1.99%, 1/27/2032 (c)	880	843
(SOFR + 1.28%), 2.62%, 4/22/2032 (c)	1,000	1,002
(SOFR + 1.25%), 2.38%, 7/21/2032 (c)	1,055	1,035
6.75%, 10/1/2037	685	967
Jefferies Group LLC 6.45%, 6/8/2027	749	917
Macquarie Bank Ltd. (Australia)
4.00%, 7/29/2025 (a)	1,000	1,089
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.70%), 3.05%, 3/3/2036 (a) (c)	575	567
Macquarie Group Ltd. (Australia)
(SOFR + 1.07%), 1.34%, 1/12/2027 (a) (c)	510	499
(ICE LIBOR USD 3 Month + 1.75%), 5.03%, 1/15/2030 (a) (c)	700	816
Morgan Stanley
(SOFR + 1.99%), 2.19%, 4/28/2026 (c)	985	1,005
3.63%, 1/20/2027	3,430	3,711
(SOFR + 1.03%), 1.79%, 2/13/2032 (c)	440	417
(ICE LIBOR USD 3 Month + 1.43%), 4.46%, 4/22/2039 (c)	1,265	1,532
4.30%, 1/27/2045	485	600
Nomura Holdings, Inc. (Japan)
2.65%, 1/16/2025	1,094	1,131
2.68%, 7/16/2030	700	705
UBS Group AG (Switzerland)
3.49%, 5/23/2023 (a)	269	273
(ICE LIBOR USD 3 Month + 0.95%), 2.86%, 8/15/2023 (a) (c)	200	203
4.13%, 9/24/2025 (a)	300	327

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.49%, 8/10/2027 (a) (c)	255	249
(ICE LIBOR USD 3 Month + 1.47%), 3.13%, 8/13/2030 (a) (c)	965	1,012
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 2.09%, 2/11/2032 (a) (c)	1,480	1,430

		43,601

Chemicals — 0.2%
Albemarle Corp. 5.45%, 12/1/2044	150	198
DuPont de Nemours, Inc. 5.32%, 11/15/2038	980	1,266
International Flavors & Fragrances, Inc. 5.00%, 9/26/2048	365	482
Nutrien Ltd. (Canada)
4.20%, 4/1/2029	175	198
4.13%, 3/15/2035	455	516
5.00%, 4/1/2049	230	310
Union Carbide Corp. 7.75%, 10/1/2096	850	1,537

		4,507

Commercial Services & Supplies — 0.1%
Ford Foundation (The) Series 2020, 2.82%, 6/1/2070	365	382
Republic Services, Inc. 1.45%, 2/15/2031	910	848

		1,230

Construction & Engineering — 0.1%
Quanta Services, Inc.
2.90%, 10/1/2030	1,440	1,484
2.35%, 1/15/2032	1,095	1,077

		2,561

Construction Materials — 0.1%
CRH America, Inc. (Ireland)
3.88%, 5/18/2025 (a)	417	449
5.13%, 5/18/2045 (a)	893	1,194
Martin Marietta Materials, Inc. 3.45%, 6/1/2027	770	828

		2,471

Consumer Finance — 1.3%
AerCap Ireland Capital DAC (Ireland)
3.95%, 2/1/2022	775	777
4.50%, 9/15/2023	2,420	2,550
2.88%, 8/14/2024	600	619
6.50%, 7/15/2025	246	281
1.75%, 1/30/2026	860	843
2.45%, 10/29/2026	560	561
3.00%, 10/29/2028	690	695
3.30%, 1/30/2032	655	660
Avolon Holdings Funding Ltd. (Ireland)
3.63%, 5/1/2022 (a)	2,000	2,020
2.88%, 2/15/2025 (a)	450	460
5.50%, 1/15/2026 (a)	1,000	1,110
2.13%, 2/21/2026 (a)	620	607
4.25%, 4/15/2026 (a)	1,200	1,281
4.38%, 5/1/2026 (a)	820	879
2.53%, 11/18/2027 (a)	7,294	7,113
Capital One Financial Corp.
3.20%, 2/5/2025	1,069	1,124
4.20%, 10/29/2025	250	272
(SOFR + 1.27%), 2.62%, 11/2/2032 (c)	920	915
General Motors Financial Co., Inc.
1.20%, 10/15/2024	470	469
1.25%, 1/8/2026	1,781	1,736
4.35%, 1/17/2027	430	471
2.35%, 1/8/2031	1,190	1,150
2.70%, 6/10/2031	910	902
Park Aerospace Holdings Ltd. (Ireland)
4.50%, 3/15/2023 (a)	235	243
5.50%, 2/15/2024 (a)	126	136

		27,874

Containers & Packaging — 0.1%
Graphic Packaging International LLC 1.51%, 4/15/2026 (a)	1,246	1,227
Packaging Corp. of America 4.05%, 12/15/2049	845	1,016
WRKCo, Inc.
3.75%, 3/15/2025	400	429
3.90%, 6/1/2028	170	188

		2,860

Diversified Consumer Services — 0.1%
Pepperdine University Series 2020, 3.30%, 12/1/2059	600	654
University of Southern California Series A, 3.23%, 10/1/2120	570	614

		1,268

Diversified Financial Services — 0.3%
CK Hutchison International 19 Ltd. (United Kingdom) 3.63%, 4/11/2029 (a)	1,215	1,337
GTP Acquisition Partners I LLC 3.48%, 6/16/2025 (a)	1,436	1,494
Hutchison Whampoa International 12 II Ltd. (United Kingdom) 3.25%, 11/8/2022 (a)	539	552
Mitsubishi HC Capital, Inc. (Japan) 2.65%, 9/19/2022 (a)	606	614
ORIX Corp. (Japan) 2.90%, 7/18/2022	553	561
Shell International Finance BV (Netherlands) 2.38%, 11/7/2029	2,280	2,322
Siemens Financieringsmaatschappij NV (Germany) 4.40%, 5/27/2045 (a)	513	665

		7,545

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Diversified Telecommunication Services — 0.8%
AT&T, Inc.
2.30%, 6/1/2027	2,340	2,377
1.65%, 2/1/2028	250	243
3.50%, 6/1/2041	646	664
3.55%, 9/15/2055	2,984	2,999
Deutsche Telekom AG (Germany) 3.63%, 1/21/2050 (a)	335	361
Deutsche Telekom International Finance BV (Germany) 4.88%, 3/6/2042 (a)	232	292
Qwest Corp. 6.75%, 12/1/2021	741	741
Verizon Communications, Inc.
2.10%, 3/22/2028	1,495	1,491
4.33%, 9/21/2028	962	1,096
2.36%, 3/15/2032 (a)	325	322
4.40%, 11/1/2034	1,895	2,222
4.27%, 1/15/2036	1,445	1,698
2.65%, 11/20/2040	988	943
3.40%, 3/22/2041	1,060	1,127
2.99%, 10/30/2056	545	524
3.70%, 3/22/2061	1,045	1,154

		18,254

Electric Utilities — 2.0%
Alabama Power Co. 6.13%, 5/15/2038	239	337
Arizona Public Service Co. 5.05%, 9/1/2041	200	255
Baltimore Gas and Electric Co.
3.50%, 8/15/2046	376	415
2.90%, 6/15/2050	450	455
China Southern Power Grid International Finance BVI Co. Ltd. (China) 3.50%, 5/8/2027 (a)	1,234	1,329
Duke Energy Carolinas LLC 4.25%, 12/15/2041	129	154
Duke Energy Corp. 3.75%, 9/1/2046	985	1,063
Duke Energy Progress LLC
4.10%, 5/15/2042	273	318
4.10%, 3/15/2043	125	148
2.90%, 8/15/2051	820	827
Duquesne Light Holdings, Inc. 3.62%, 8/1/2027 (a)	750	799
Edison International 3.55%, 11/15/2024	1,591	1,676
Emera US Finance LP (Canada) 4.75%, 6/15/2046	700	831
Entergy Arkansas LLC
3.50%, 4/1/2026	175	189
2.65%, 6/15/2051	415	396
Entergy Corp. 2.95%, 9/1/2026	336	352
Entergy Louisiana LLC
3.05%, 6/1/2031	629	667
2.90%, 3/15/2051	490	491
Evergy Metro, Inc. 5.30%, 10/1/2041	1,400	1,851
Evergy, Inc. 2.90%, 9/15/2029	985	1,025
FirstEnergy Transmission LLC 4.55%, 4/1/2049 (a)	240	281
Fortis, Inc. (Canada) 3.06%, 10/4/2026	500	523
Hydro-Quebec (Canada)
Series HY, 8.40%, 1/15/2022	1,000	1,010
Series IO, 8.05%, 7/7/2024	350	412
ITC Holdings Corp.
2.70%, 11/15/2022	900	916
2.95%, 5/14/2030 (a)	440	454
Jersey Central Power & Light Co. 4.30%, 1/15/2026 (a)	560	610
John Sevier Combined Cycle Generation LLC 4.63%, 1/15/2042	713	868
Mid-Atlantic Interstate Transmission LLC 4.10%, 5/15/2028 (a)	315	349
Nevada Power Co.
Series N, 6.65%, 4/1/2036	100	144
5.45%, 5/15/2041	305	411
Niagara Mohawk Power Corp.
3.51%, 10/1/2024 (a)	493	518
1.96%, 6/27/2030 (a)	1,000	962
NRG Energy, Inc.
2.00%, 12/2/2025 (a)	710	716
2.45%, 12/2/2027 (a)	795	789
4.45%, 6/15/2029 (a)	615	671
OGE Energy Corp. 0.70%, 5/26/2023	560	557
Oklahoma Gas and Electric Co. 0.55%, 5/26/2023	675	671
Oncor Electric Delivery Co. LLC 5.75%, 3/15/2029	110	135
Pacific Gas and Electric Co.
1.75%, 6/16/2022	4,500	4,497
1.37%, 3/10/2023	2,135	2,123
1.70%, 11/15/2023	690	689
3.45%, 7/1/2025	795	824
2.95%, 3/1/2026	500	508
4.20%, 6/1/2041	695	708
3.75%, 8/15/2042 (d)	308	287
4.30%, 3/15/2045	525	539
PECO Energy Co. 2.80%, 6/15/2050	410	409
Pennsylvania Electric Co. 3.25%, 3/15/2028 (a)	150	155
Pepco Holdings LLC 7.45%, 8/15/2032	316	435
Potomac Electric Power Co. 6.50%, 11/15/2037	1,085	1,601
Progress Energy, Inc. 7.00%, 10/30/2031	300	408
Public Service Co. of Colorado 3.55%, 6/15/2046	214	232

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Public Service Co. of Oklahoma Series G, 6.63%, 11/15/2037	2,490	3,570
Public Service Electric and Gas Co. 5.38%, 11/1/2039	317	422
Southern California Edison Co.
Series B, 3.65%, 3/1/2028	400	431
Series 08-A, 5.95%, 2/1/2038	200	262
4.05%, 3/15/2042	552	604
Southwestern Public Service Co. 4.50%, 8/15/2041	200	245
Toledo Edison Co. (The) 6.15%, 5/15/2037	300	419

		43,943

Electrical Equipment — 0.0% (b)
Eaton Corp.
7.63%, 4/1/2024	300	341
4.00%, 11/2/2032	170	196

		537

Electronic Equipment, Instruments & Components — 0.1%
Arrow Electronics, Inc.
4.50%, 3/1/2023	190	196
3.25%, 9/8/2024	219	229
3.88%, 1/12/2028	442	479
Corning, Inc. 3.90%, 11/15/2049	1,043	1,205

		2,109

Energy Equipment & Services — 0.1%
Baker Hughes Holdings LLC 5.13%, 9/15/2040	300	376
Halliburton Co. 4.75%, 8/1/2043	540	633
Schlumberger Holdings Corp.
4.00%, 12/21/2025 (a)	13	14
3.90%, 5/17/2028 (a)	1,126	1,229

		2,252

Entertainment — 0.1%
Activision Blizzard, Inc. 1.35%, 9/15/2030	842	770
Walt Disney Co. (The)
8.88%, 4/26/2023	430	478
6.20%, 12/15/2034	100	141

		1,389

Equity Real Estate Investment Trusts (REITs) — 1.8%
Alexandria Real Estate Equities, Inc.
3.80%, 4/15/2026	135	147
2.00%, 5/18/2032	980	945
4.00%, 2/1/2050	653	771
American Campus Communities Operating Partnership LP 3.63%, 11/15/2027	500	540
American Tower Corp.
5.00%, 2/15/2024	974	1,052
3.38%, 10/15/2026	312	331
1.50%, 1/31/2028	1,215	1,158
2.10%, 6/15/2030	630	605
1.88%, 10/15/2030	1,090	1,027
3.70%, 10/15/2049	935	998
3.10%, 6/15/2050	496	480
2.95%, 1/15/2051	324	305
Boston Properties LP
3.20%, 1/15/2025	532	559
3.65%, 2/1/2026	483	519
Brixmor Operating Partnership LP
3.85%, 2/1/2025	400	426
2.25%, 4/1/2028	840	841
2.50%, 8/16/2031	425	414
Corporate Office Properties LP 2.00%, 1/15/2029	335	324
Crown Castle International Corp.
4.00%, 3/1/2027	264	288
2.25%, 1/15/2031	1,235	1,194
Digital Realty Trust LP 3.70%, 8/15/2027	252	275
Duke Realty LP
3.25%, 6/30/2026	239	256
2.88%, 11/15/2029	380	398
Equinix, Inc. 2.90%, 11/18/2026	1,130	1,172
Essex Portfolio LP 2.65%, 3/15/2032	2,000	2,017
Healthcare Trust of America Holdings LP
3.10%, 2/15/2030	1,604	1,665
2.00%, 3/15/2031	610	576
Healthpeak Properties, Inc.
3.40%, 2/1/2025	17	18
3.50%, 7/15/2029	772	841
Life Storage LP
4.00%, 6/15/2029	859	946
2.40%, 10/15/2031	485	476
Mid-America Apartments LP 3.95%, 3/15/2029	920	1,033
National Retail Properties, Inc.
4.00%, 11/15/2025	783	854
4.30%, 10/15/2028	620	701
Office Properties Income Trust
4.00%, 7/15/2022	784	797
2.40%, 2/1/2027	980	954
3.45%, 10/15/2031	490	477
Physicians Realty LP 2.63%, 11/1/2031	505	504
Prologis LP 3.00%, 4/15/2050	905	942
Public Storage
1.95%, 11/9/2028	615	611
2.25%, 11/9/2031	516	514
Realty Income Corp. 1.80%, 3/15/2033	530	501
Regency Centers LP 2.95%, 9/15/2029	745	774
Sabra Health Care LP 3.20%, 12/1/2031	825	809
Safehold Operating Partnership LP 2.80%, 6/15/2031	2,940	2,924
Scentre Group Trust 1 (Australia) 3.50%, 2/12/2025 (a)	420	445
Scentre Group Trust 2 (Australia) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.38%), 4.75%, 9/24/2080 (a) (c)	1,320	1,379

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
SITE Centers Corp. 4.70%, 6/1/2027	330	368
UDR, Inc.
2.95%, 9/1/2026	382	400
3.00%, 8/15/2031	305	318
2.10%, 8/1/2032	640	610
Ventas Realty LP
3.50%, 2/1/2025	242	256
4.13%, 1/15/2026	114	125
3.25%, 10/15/2026	292	312
3.85%, 4/1/2027	554	604
Welltower, Inc.
2.70%, 2/15/2027	414	430
6.50%, 3/15/2041	350	513
WP Carey, Inc.
4.25%, 10/1/2026	350	386
2.25%, 4/1/2033	1,180	1,128

		41,233

Food & Staples Retailing — 0.3%
7-Eleven, Inc.
1.30%, 2/10/2028 (a)	565	538
2.50%, 2/10/2041 (a)	574	532
Alimentation Couche-Tard, Inc. (Canada)
3.44%, 5/13/2041 (a)	1,275	1,322
3.63%, 5/13/2051 (a)	1,420	1,521
CVS Pass-Through Trust
5.93%, 1/10/2034 (a)	783	945
Series 2013, 4.70%, 1/10/2036 (a)	603	688
Kroger Co. (The) 5.00%, 4/15/2042	1,100	1,397

		6,943

Food Products — 0.2%
Bunge Ltd. Finance Corp. 2.75%, 5/14/2031	1,565	1,580
Campbell Soup Co. 3.13%, 4/24/2050	315	316
Conagra Brands, Inc. 5.30%, 11/1/2038	220	279
Mead Johnson Nutrition Co. (United Kingdom) 4.13%, 11/15/2025	153	168
Smithfield Foods, Inc. 3.00%, 10/15/2030 (a)	1,500	1,507
Tyson Foods, Inc.
4.88%, 8/15/2034	300	367
5.15%, 8/15/2044	210	276

		4,493

Gas Utilities — 0.1%
Atmos Energy Corp.
0.63%, 3/9/2023	430	429
4.15%, 1/15/2043	828	962
4.13%, 10/15/2044	125	147
Boston Gas Co. 4.49%, 2/15/2042 (a)	308	354
Brooklyn Union Gas Co. (The) 4.27%, 3/15/2048 (a)	440	506
Southern Natural Gas Co. LLC
8.00%, 3/1/2032	351	493
4.80%, 3/15/2047 (a)	367	449

		3,340

Health Care Equipment & Supplies — 0.2%
Abbott Laboratories 4.75%, 11/30/2036	380	488
Becton Dickinson and Co. 4.67%, 6/6/2047	600	760
Boston Scientific Corp. 4.00%, 3/1/2029	535	598
DH Europe Finance II SARL 3.25%, 11/15/2039	1,000	1,072
Zimmer Biomet Holdings, Inc. 2.60%, 11/24/2031	1,137	1,141

		4,059

Health Care Providers & Services — 0.9%
Advocate Health & Hospitals Corp. Series 2020, 2.21%, 6/15/2030	710	719
Aetna, Inc. 6.75%, 12/15/2037	440	642
Anthem, Inc.
4.63%, 5/15/2042	500	623
4.65%, 1/15/2043	535	669
4.65%, 8/15/2044	100	125
Ascension Health Series B, 2.53%, 11/15/2029	430	449
Bon Secours Mercy Health, Inc. Series 20-2, 3.21%, 6/1/2050	800	864
Children’s Hospital Series 2020, 2.93%, 7/15/2050	650	662
Children’s Hospital Corp. (The) Series 2020, 2.59%, 2/1/2050	580	564
Cigna Corp. 4.50%, 2/25/2026	300	332
CommonSpirit Health
1.55%, 10/1/2025	555	552
2.78%, 10/1/2030	550	565
3.91%, 10/1/2050	545	628
CVS Health Corp. 4.30%, 3/25/2028	171	193
Hackensack Meridian Health, Inc. Series 2020, 2.68%, 9/1/2041	1,430	1,424
HCA, Inc. 5.25%, 6/15/2026	1,680	1,890
5.13%, 6/15/2039	725	894
5.50%, 6/15/2047	190	250
3.50%, 7/15/2051	875	894
Mayo Clinic Series 2016, 4.13%, 11/15/2052	225	292
Memorial Health Services 3.45%, 11/1/2049	1,340	1,524

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Memorial Sloan-Kettering Cancer Center Series 2015, 4.20%, 7/1/2055	200	261
MidMichigan Health Series 2020, 3.41%, 6/1/2050	310	345
Quest Diagnostics, Inc. 3.45%, 6/1/2026	150	161
Texas Health Resources 4.33%, 11/15/2055	300	404
UnitedHealth Group, Inc.
3.50%, 8/15/2039	815	897
3.25%, 5/15/2051	560	609
Universal Health Services, Inc.
2.65%, 10/15/2030 (a)	690	669
2.65%, 1/15/2032 (a)	875	866
Yale-New Haven Health Services Corp. Series 2020, 2.50%, 7/1/2050	780	740

		19,707

Hotels, Restaurants & Leisure — 0.1%
McDonald’s Corp. 4.70%, 12/9/2035	700	865
Starbucks Corp. 2.55%, 11/15/2030	780	796

		1,661

Household Durables — 0.1%
Lennar Corp. 4.50%, 4/30/2024	365	389
MDC Holdings, Inc. 3.97%, 8/6/2061	1,100	1,068

		1,457

Household Products — 0.0% (b)
Reckitt Benckiser Treasury Services plc (United Kingdom) 2.38%, 6/24/2022 (a)	700	706

Independent Power and Renewable Electricity Producers — 0.1%
Alexander Funding Trust 1.84%, 11/15/2023 (a)	1,000	1,009
Exelon Generation Co. LLC 5.75%, 10/1/2041	235	288
Tri-State Generation and Transmission Association, Inc. 4.25%, 6/1/2046	417	481

		1,778

Industrial Conglomerates — 0.3%
GE Capital Funding LLC 4.40%, 5/15/2030	540	642
GE Capital International Funding Co. Unlimited Co. 4.42%, 11/15/2035	3,583	4,330
General Electric Co. 3.63%, 5/1/2030	780	879
Roper Technologies, Inc.
1.40%, 9/15/2027	1,370	1,329
2.00%, 6/30/2030	570	551

		7,731

Insurance — 1.0%
AIA Group Ltd. (Hong Kong)
3.60%, 4/9/2029 (a)	445	488
3.20%, 9/16/2040 (a)	520	534
AIG SunAmerica Global Financing X 6.90%, 3/15/2032 (a)	520	727
American International Group, Inc. 3.88%, 1/15/2035	605	676
Assurant, Inc. 4.20%, 9/27/2023	660	696
Athene Global Funding
0.95%, 1/8/2024 (a)	850	847
2.50%, 1/14/2025 (a)	239	246
1.45%, 1/8/2026 (a)	865	854
2.95%, 11/12/2026 (a)	2,800	2,930
Berkshire Hathaway Finance Corp. 4.40%, 5/15/2042	1,000	1,237
Brown & Brown, Inc. 2.38%, 3/15/2031	1,830	1,808
CNA Financial Corp. 3.95%, 5/15/2024	463	492
Dai-ichi Life Insurance Co. Ltd. (The) (Japan) (ICE LIBOR USD 3 Month + 3.66%), 4.00%, 7/24/2026 (a) (c) (e) (f)	526	558
F&G Global Funding 1.75%, 6/30/2026 (a)	750	748
Guardian Life Insurance Co. of America (The) 4.85%, 1/24/2077 (a)	208	277
Hanover Insurance Group, Inc. (The) 2.50%, 9/1/2030	500	499
Hartford Financial Services Group, Inc. (The) 4.30%, 4/15/2043	400	481
Intact US Holdings, Inc. 4.60%, 11/9/2022	500	516
Jackson National Life Global Funding 3.05%, 4/29/2026 (a)	675	713
Liberty Mutual Group, Inc.
4.57%, 2/1/2029 (a)	408	474
3.95%, 10/15/2050 (a)	900	1,027
Liberty Mutual Insurance Co. 8.50%, 5/15/2025 (a)	100	122
Markel Corp. 3.50%, 11/1/2027	200	216
Northwestern Mutual Global Funding 1.70%, 6/1/2028 (a)	795	790
Pacific Life Insurance Co. (ICE LIBOR USD 3 Month + 2.80%), 4.30%, 10/24/2067 (a) (c)	266	316
Prudential Financial, Inc. 3.91%, 12/7/2047	300	354
Prudential Insurance Co. of America (The) 8.30%, 7/1/2025 )	1,750	2,143
Swiss Re Finance Luxembourg SA (Switzerland) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.58%), 5.00%, 4/2/2049 (a) (c)	600	669

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Teachers Insurance & Annuity Association of America 4.27%, 5/15/2047 (a)	400	493

		21,931

IT Services — 0.2%
CGI, Inc. (Canada)
1.45%, 9/14/2026 (a)	843	824
2.30%, 9/14/2031 (a)	1,515	1,465
Fiserv, Inc.
3.20%, 7/1/2026	395	417
4.40%, 7/1/2049	375	446
Global Payments, Inc.
3.20%, 8/15/2029	945	979
4.15%, 8/15/2049	795	901

		5,032

Life Sciences Tools & Services — 0.1%
Thermo Fisher Scientific, Inc. 2.00%, 10/15/2031	1,375	1,347

Machinery — 0.1%
nVent Finance SARL (United Kingdom) 4.55%, 4/15/2028	450	503
Otis Worldwide Corp. 2.57%, 2/15/2030	1,430	1,454
Parker-Hannifin Corp. 4.45%, 11/21/2044	592	728
Xylem, Inc. 3.25%, 11/1/2026	197	211

		2,896

Media — 0.7%
Charter Communications Operating LLC
6.38%, 10/23/2035	528	684
4.80%, 3/1/2050	1,475	1,662
3.70%, 4/1/2051	1,120	1,086
Comcast Corp.
3.95%, 10/15/2025	696	759
3.55%, 5/1/2028	443	487
4.20%, 8/15/2034	555	651
3.25%, 11/1/2039	715	758
3.45%, 2/1/2050	609	657
2.89%, 11/1/2051 (a)	1,086	1,061
2.94%, 11/1/2056 (a)	1,079	1,048
2.99%, 11/1/2063 (a)	908	877
Cox Communications, Inc. 2.95%, 10/1/2050 (a)	635	608
Discovery Communications LLC
5.20%, 9/20/2047	175	219
4.00%, 9/15/2055	784	839
Grupo Televisa SAB (Mexico)
4.63%, 1/30/2026	221	240
6.13%, 1/31/2046	200	276
Time Warner Cable LLC
6.55%, 5/1/2037	400	536
5.50%, 9/1/2041	359	440
Time Warner Entertainment Co. LP 8.38%, 7/15/2033	700	1,032
ViacomCBS, Inc.
4.00%, 1/15/2026	792	859
4.85%, 7/1/2042	140	168
4.38%, 3/15/2043	464	525
5.85%, 9/1/2043	230	312

		15,784

Metals & Mining — 0.3%
Anglo American Capital plc (South Africa) 4.00%, 9/11/2027 (a)	500	538
Barrick Gold Corp. (Canada) 6.45%, 10/15/2035	295	404
Glencore Funding LLC (Australia)
4.13%, 5/30/2023 (a)	454	474
2.63%, 9/23/2031 (a)	244	237
Reliance Steel & Aluminum Co. 1.30%, 8/15/2025	2,500	2,477
Steel Dynamics, Inc. 3.45%, 4/15/2030	909	969
Vale Overseas Ltd. (Brazil) 3.75%, 7/8/2030	1,275	1,276

		6,375

Multiline Retail — 0.1%
Dollar General Corp. 4.13%, 5/1/2028	235	264
Kohl’s Corp. 3.38%, 5/1/2031	1,000	1,029
Nordstrom, Inc. 4.25%, 8/1/2031	1,243	1,190

		2,483

Multi-Utilities — 0.3%
CMS Energy Corp. 3.00%, 5/15/2026	475	499
Delmarva Power & Light Co. 4.00%, 6/1/2042	235	263
Dominion Energy, Inc.
Series B, 2.75%, 1/15/2022	331	331
Series F, 5.25%, 8/1/2033	920	1,139
NiSource, Inc.
1.70%, 2/15/2031	740	695
5.80%, 2/1/2042	1,256	1,689
San Diego Gas & Electric Co.
6.00%, 6/1/2026	275	326
3.95%, 11/15/2041	379	417
2.95%, 8/15/2051	1,050	1,072
Southern Co. Gas Capital Corp.
3.25%, 6/15/2026	254	269
Series 21A, 3.15%, 9/30/2051	420	422

		7,122

Oil, Gas & Consumable Fuels — 2.1%
APT Pipelines Ltd. (Australia) 4.25%, 7/15/2027 (a)	732	811
Boardwalk Pipelines LP 4.80%, 5/3/2029	410	464
BP Capital Markets America, Inc. 2.94%, 6/4/2051	1,995	1,942

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
BP Capital Markets plc (United Kingdom) 3.51%, 3/17/2025	451	480
Buckeye Partners LP 5.85%, 11/15/2043	770	758
Cameron LNG LLC 3.70%, 1/15/2039 (a)	961	1,054
Cheniere Corpus Christi Holdings LLC
5.88%, 3/31/2025	1,490	1,660
5.13%, 6/30/2027	605	685
2.74%, 12/31/2039 (a)	515	507
ConocoPhillips 2.40%, 2/15/2031 (a)	505	509
Coterra Energy, Inc. 3.90%, 5/15/2027 (a)	935	1,014
Devon Energy Corp. 5.25%, 9/15/2024 (a)	790	857
Diamondback Energy, Inc.
4.75%, 5/31/2025	1,085	1,189
3.25%, 12/1/2026	570	598
Eastern Gas Transmission & Storage, Inc. 3.90%, 11/15/2049 (a)	807	903
Ecopetrol SA (Colombia)
5.88%, 9/18/2023	226	238
4.13%, 1/16/2025	533	537
Enable Midstream Partners LP
4.95%, 5/15/2028	325	362
4.15%, 9/15/2029	594	640
Energy Transfer LP
4.75%, 1/15/2026	1,191	1,304
3.90%, 7/15/2026	244	262
5.50%, 6/1/2027	115	132
6.10%, 2/15/2042	400	493
5.30%, 4/1/2044	170	195
6.25%, 4/15/2049	800	1,038
5.00%, 5/15/2050	500	575
Eni SpA (Italy) 5.70%, 10/1/2040 (a)	925	1,195
Enterprise Products Operating LLC
3.90%, 2/15/2024	475	501
3.70%, 2/15/2026	506	544
Exxon Mobil Corp.
3.00%, 8/16/2039	895	922
3.57%, 3/6/2045	1,215	1,341
Flex Intermediate Holdco LLC
3.36%, 6/30/2031 (a)	1,425	1,440
4.32%, 12/30/2039 (a)	545	575
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates) 2.94%, 9/30/2040 (a)	1,100	1,081
Gray Oak Pipeline LLC
2.00%, 9/15/2023 (a)	535	541
2.60%, 10/15/2025 (a)	2,450	2,492
Hess Corp. 6.00%, 1/15/2040	510	648
HollyFrontier Corp.
2.63%, 10/1/2023	1,275	1,304
5.88%, 4/1/2026	577	651
Lundin Energy Finance BV (Netherlands) 2.00%, 7/15/2026 (a)	497	494
Magellan Midstream Partners LP 3.20%, 3/15/2025	353	367
Marathon Petroleum Corp.
4.50%, 5/1/2023	304	318
4.70%, 5/1/2025	380	415
ONEOK Partners LP
3.38%, 10/1/2022	151	153
5.00%, 9/15/2023	334	354
6.65%, 10/1/2036	350	467
Phillips 66 Partners LP 3.15%, 12/15/2029	985	1,017
Pioneer Natural Resources Co. 1.90%, 8/15/2030	1,050	994
Plains All American Pipeline LP
5.15%, 6/1/2042	460	510
4.70%, 6/15/2044	610	647
Saudi Arabian Oil Co. (Saudi Arabia)
1.25%, 11/24/2023 (a)	200	200
1.63%, 11/24/2025 (a)	278	276
Spectra Energy Partners LP 4.50%, 3/15/2045	495	573
Suncor Energy, Inc. (Canada) 6.80%, 5/15/2038	1,195	1,688
Texas Eastern Transmission LP
2.80%, 10/15/2022 (a)	554	560
3.50%, 1/15/2028 (a)	90	97
TotalEnergies Capital International SA (France)
2.99%, 6/29/2041	1,200	1,226
3.46%, 7/12/2049	815	890
3.13%, 5/29/2050	1,180	1,219
Valero Energy Corp.
1.20%, 3/15/2024	920	915
2.15%, 9/15/2027	830	828
7.50%, 4/15/2032	175	240

		46,890

Personal Products — 0.1%
Estee Lauder Cos., Inc. (The) 2.60%, 4/15/2030	1,880	1,954

Pharmaceuticals — 0.6%
AstraZeneca plc (United Kingdom) 6.45%, 9/15/2037	300	442
4.00%, 9/18/2042	240	288
Bristol-Myers Squibb Co.
4.13%, 6/15/2039	545	648
5.00%, 8/15/2045	740	994
Mylan, Inc. 5.40%, 11/29/2043	520	648
Royalty Pharma plc
0.75%, 9/2/2023	945	940
1.20%, 9/2/2025	840	824
1.75%, 9/2/2027	840	821
3.30%, 9/2/2040	400	399
3.55%, 9/2/2050	410	413

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Shire Acquisitions Investments Ireland DAC 3.20%, 9/23/2026	1,713	1,812
Takeda Pharmaceutical Co. Ltd. (Japan)
5.00%, 11/26/2028	895	1,053
3.03%, 7/9/2040	1,265	1,287
3.18%, 7/9/2050	590	603
Utah Acquisition Sub, Inc. 3.95%, 6/15/2026	300	323
Viatris, Inc. 3.85%, 6/22/2040	567	604
Zoetis, Inc. 2.00%, 5/15/2030	760	747

		12,846

Road & Rail — 0.4%
Burlington Northern Santa Fe LLC
5.75%, 5/1/2040	425	591
4.38%, 9/1/2042	375	464
5.15%, 9/1/2043	769	1,043
3.55%, 2/15/2050	465	529
CSX Corp.
5.50%, 4/15/2041	150	203
4.75%, 5/30/2042	191	241
4.75%, 11/15/2048	600	789
3.35%, 9/15/2049	95	102
JB Hunt Transport Services, Inc. 3.88%, 3/1/2026	515	559
Kansas City Southern 4.70%, 5/1/2048	712	904
Norfolk Southern Corp. 4.05%, 8/15/2052	600	729
Penske Truck Leasing Co. LP 4.13%, 8/1/2023 (a)	1,131	1,186
Triton Container International Ltd. (Bermuda) 1.15%, 6/7/2024 (a)	1,105	1,092

		8,432

Semiconductors & Semiconductor Equipment — 0.6%
Analog Devices, Inc. 2.80%, 10/1/2041	896	915
Broadcom, Inc.
1.95%, 2/15/2028 (a)	2,500	2,438
4.11%, 9/15/2028	1,425	1,559
3.14%, 11/15/2035 (a)	1,413	1,389
KLA Corp. 3.30%, 3/1/2050	600	650
Microchip Technology, Inc.
0.97%, 2/15/2024 (a)	1,290	1,278
0.98%, 9/1/2024 (a)	1,400	1,380
NXP BV (China)
2.50%, 5/11/2031 (a)	1,405	1,396
3.25%, 5/11/2041 (a)	1,445	1,472
Xilinx, Inc. 2.38%, 6/1/2030	895	914

		13,391

Software — 0.4%
Citrix Systems, Inc.
1.25%, 3/1/2026	375	363
Microsoft Corp.
3.50%, 2/12/2035	291	334
2.92%, 3/17/2052	1,118	1,191
3.04%, 3/17/2062	268	289
Oracle Corp.
2.30%, 3/25/2028	1,405	1,412
4.30%, 7/8/2034	82	93
3.80%, 11/15/2037	500	533
3.60%, 4/1/2040	1,600	1,657
3.65%, 3/25/2041	1,155	1,202
4.38%, 5/15/2055	900	1,034
VMware, Inc. 4.65%, 5/15/2027	550	622

		8,730

Specialty Retail — 0.2%
AutoZone, Inc. 1.65%, 1/15/2031	690	648
Lowe’s Cos., Inc.
3.65%, 4/5/2029	418	459
2.63%, 4/1/2031	2,760	2,822
O’Reilly Automotive, Inc. 3.60%, 9/1/2027	432	472

		4,401

Technology Hardware, Storage & Peripherals — 0.3%
Apple, Inc.
3.45%, 2/9/2045	1,130	1,266
3.85%, 8/4/2046	569	679
3.75%, 11/13/2047	150	179
2.70%, 8/5/2051	855	855
Dell International LLC
5.45%, 6/15/2023	289	307
6.02%, 6/15/2026	2,132	2,481
HP, Inc. 3.00%, 6/17/2027	665	700

		6,467

Thrifts & Mortgage Finance — 0.2%
BPCE SA (France)
4.63%, 7/11/2024 (a)	800	860
1.00%, 1/20/2026 (a)	1,005	976
(SOFR + 1.52%), 1.65%, 10/6/2026 (a) (c)	690	682
3.38%, 12/2/2026	400	429
(SOFR + 1.31%), 2.28%, 1/20/2032 (a) (c)	730	701
Nationwide Building Society (United Kingdom) 1.50%, 10/13/2026 (a)	1,000	983

		4,631

Tobacco — 0.2%
Altria Group, Inc. 2.45%, 2/4/2032	1,700	1,600
BAT Capital Corp. (United Kingdom)
2.26%, 3/25/2028	780	762
4.39%, 8/15/2037	1,095	1,163
3.73%, 9/25/2040	520	501
4.54%, 8/15/2047	265	278
3.98%, 9/25/2050	815	796

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Reynolds American, Inc. (United Kingdom) 7.00%, 8/4/2041	100	134

		5,234

Trading Companies & Distributors — 0.4%
Air Lease Corp.
3.38%, 7/1/2025	476	499
2.88%, 1/15/2026	1,000	1,026
3.75%, 6/1/2026	526	559
1.88%, 8/17/2026	960	945
3.25%, 10/1/2029	2,080	2,127
Aviation Capital Group LLC
3.88%, 5/1/2023 (a)	490	507
5.50%, 12/15/2024 (a)	1,047	1,153
BOC Aviation Ltd. (Singapore)
2.75%, 9/18/2022 (a)	450	455
3.50%, 10/10/2024 (a)	310	327
International Lease Finance Corp. 5.88%, 8/15/2022	506	524

		8,122

Water Utilities — 0.1%
American Water Capital Corp.
3.45%, 6/1/2029	795	867
3.45%, 5/1/2050	1,096	1,196

		2,063

Wireless Telecommunication Services — 0.5%
America Movil SAB de CV (Mexico)
3.63%, 4/22/2029	880	951
4.38%, 4/22/2049	441	544
T-Mobile USA, Inc.
3.75%, 4/15/2027	2,275	2,446
2.05%, 2/15/2028	1,550	1,527
3.88%, 4/15/2030	1,980	2,152
3.60%, 11/15/2060 (a)	915	911
Vodafone Group plc (United Kingdom)
5.25%, 5/30/2048	496	645
4.88%, 6/19/2049	1,105	1,382

		10,558

TOTAL CORPORATE BONDS (Cost $592,339)		621,441

U.S. TREASURY OBLIGATIONS — 24.6%
U.S. Treasury Bonds
5.00%, 5/15/2037	12,500	18,477
4.38%, 2/15/2038	447	626
4.25%, 5/15/2039	3,300	4,588
1.13%, 5/15/2040	11,555	10,249
4.38%, 5/15/2040	11,000	15,606
3.88%, 8/15/2040	21,115	28,233
1.88%, 2/15/2041	7,095	7,118
2.25%, 5/15/2041	14,355	15,279
2.75%, 11/15/2042	3,800	4,389
3.63%, 8/15/2043	5,214	6,865
3.75%, 11/15/2043	238	319
3.00%, 11/15/2044	8,200	9,945
2.88%, 8/15/2045	2,795	3,346
2.25%, 8/15/2046	13,193	14,254
3.00%, 2/15/2047	260	322
3.13%, 5/15/2048	3,757	4,808
2.25%, 8/15/2049	5,365	5,898
2.38%, 11/15/2049	3,700	4,178
2.00%, 2/15/2050	5,329	5,568
1.25%, 5/15/2050	6,080	5,317
1.38%, 8/15/2050	565	510
1.63%, 11/15/2050	8,800	8,438
1.88%, 2/15/2051	19,545	19,871
2.00%, 8/15/2051	11,100	11,624
U.S. Treasury Inflation Indexed Bonds
1.75%, 1/15/2028	300	474
3.63%, 4/15/2028	799	1,817
2.50%, 1/15/2029	300	493
U.S. Treasury Inflation Indexed Notes 0.13%, 1/15/2022	2,453	3,004
U.S. Treasury Notes
1.75%, 7/15/2022	5,000	5,049
1.63%, 8/31/2022	3,000	3,032
2.00%, 10/31/2022	1,650	1,676
1.50%, 2/28/2023	3,000	3,045
1.75%, 5/15/2023	2,221	2,265
2.13%, 3/31/2024	30,000	31,015
2.50%, 5/15/2024	8,840	9,226
1.88%, 8/31/2024	569	586
2.25%, 11/15/2024	400	417
1.75%, 12/31/2024	14,070	14,452
2.88%, 4/30/2025	21,212	22,589
2.13%, 5/15/2025	355	369
0.38%, 12/31/2025	10,000	9,721
0.38%, 1/31/2026	1,840	1,786
0.50%, 2/28/2026	7,870	7,675
2.50%, 2/28/2026	560	593
0.75%, 4/30/2026	1,130	1,112
0.88%, 6/30/2026	3,195	3,159
0.88%, 9/30/2026	21,000	20,729
1.75%, 12/31/2026	9,369	9,650
0.38%, 9/30/2027	4,690	4,460
0.75%, 1/31/2028	4,500	4,354
1.25%, 3/31/2028	9,800	9,763
1.25%, 4/30/2028	17,110	17,036
1.25%, 6/30/2028	9,947	9,889
1.00%, 7/31/2028	9,500	9,287
1.63%, 8/15/2029	130	133
0.63%, 8/15/2030	2,345	2,196
U.S. Treasury STRIPS Bonds
2.69%, 5/15/2022 (g)	9,795	9,791
3.25%, 8/15/2022 (g)	1,905	1,903
2.27%, 11/15/2022 (g)	18,375	18,348
3.73%, 2/15/2023 (g)	38,462	38,329
3.29%, 5/15/2023 (g)	14,070	13,998
2.45%, 8/15/2023 (g)	13,900	13,796
2.79%, 11/15/2023 (g)	1,052	1,041
1.88%, 2/15/2024 (g)	11,355	11,200
1.73%, 8/15/2024 (g)	20,600	20,166

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
7.75%, 5/15/2026 (g)	1,500	1,426
3.75%, 8/15/2026 (g)	1,592	1,506
2.48%, 11/15/2041 (g)	500	335

TOTAL U.S. TREASURY OBLIGATIONS (Cost $539,788)		548,719

MORTGAGE-BACKED SECURITIES — 15.5%
FHLMC
Pool # 846812, ARM, 2.37%, 4/1/2030 (h)	5	5
Pool # 781087, ARM, 2.36%, 12/1/2033 (h)	115	116
Pool # 1B1665, ARM, 2.07%, 4/1/2034 (h)	96	98
Pool # 847356, ARM, 2.69%, 12/1/2034 (h)	51	51
Pool # 782979, ARM, 2.37%, 1/1/2035 (h)	111	117
Pool # 1Q0025, ARM, 2.02%, 2/1/2036 (h)	37	39
Pool # 848431, ARM, 2.35%, 2/1/2036 (h)	57	60
Pool # 1L1286, ARM, 2.37%, 5/1/2036 (h)	12	13
Pool # 848365, ARM, 2.32%, 7/1/2036 (h)	58	61
Pool # 1G2539, ARM, 1.85%, 10/1/2036 (h)	11	11
Pool # 1A1096, ARM, 1.87%, 10/1/2036 (h)	101	106
Pool # 1J1348, ARM, 2.45%, 10/1/2036 (h)	65	66
Pool # 1G2671, ARM, 2.01%, 11/1/2036 (h)	83	84
Pool # 782760, ARM, 2.31%, 11/1/2036 (h)	92	99
Pool # 1J1634, ARM, 1.96%, 12/1/2036 (h)	67	70
Pool # 1Q0739, ARM, 2.08%, 3/1/2037 (h)	84	88
Pool # 848699, ARM, 2.12%, 7/1/2040 (h)	121	126
FHLMC Gold Pools, 20 Year Pool # C91403, 3.50%, 3/1/2032	144	153
FHLMC Gold Pools, 30 Year
Pool # C68485, 7.00%, 7/1/2032	17	19
Pool # G01448, 7.00%, 8/1/2032	37	43
Pool # A13625, 5.50%, 10/1/2033	159	184
Pool # A16107, 6.00%, 12/1/2033	66	74
Pool # A17537, 6.00%, 1/1/2034	72	84
Pool # A61572, 5.00%, 9/1/2034	435	495
Pool # A28796, 6.50%, 11/1/2034	90	104
Pool # G03369, 6.50%, 1/1/2035	178	198
Pool # A46987, 5.50%, 7/1/2035	370	423
Pool # G01919, 4.00%, 9/1/2035	183	199
Pool # C02641, 7.00%, 10/1/2036	50	57
Pool # C02660, 6.50%, 11/1/2036	116	136
Pool # A93383, 5.00%, 8/1/2040	265	302
Pool # A93511, 5.00%, 8/1/2040	282	321
Pool # G06493, 4.50%, 5/1/2041	1,131	1,250
Pool # Z40179, 4.00%, 7/1/2048	3,040	3,256
FHLMC Gold Pools, Other
Pool # P20570, 7.00%, 7/1/2029	37	41
Pool # G20027, 10.00%, 10/1/2030	6	7
Pool # U50105, 4.00%, 1/1/2032	321	344
Pool # U80254, 3.00%, 3/1/2033	293	307
Pool # P20409, 5.50%, 10/1/2033	80	87
Pool # U90975, 4.00%, 6/1/2042	1,084	1,179
Pool # U90673, 4.00%, 1/1/2043	307	335
Pool # U99134, 4.00%, 1/1/2046	5,895	6,428
Pool # U69030, 4.50%, 1/1/2046	2,163	2,380
FHLMC UMBS, 20 Year
Pool # SC0104, 3.50%, 8/1/2035	2,149	2,288
FNMA
Pool # 470623, ARM, 0.89%, 3/1/2022 (h)	807	806
Pool # 54844, ARM, 2.19%, 9/1/2027 (h)	9	9
Pool # 303532, ARM, 3.85%, 3/1/2029 (h)	6	6
Pool # 555258, ARM, 1.66%, 1/1/2033 (h)	241	242
Pool # 722421, ARM, 1.65%, 7/1/2033 (h)	13	13
Pool # 722985, ARM, 2.15%, 7/1/2033 (h)	16	16

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Pool # 686040, ARM, 2.26%, 7/1/2033 (h)	117		118
Pool # 746299, ARM, 2.06%, 9/1/2033 (h)	85		90
Pool # 749923, ARM, 2.28%, 11/1/2033 (h)	—	(i)	—	(i)
Pool # BS4198, IO, 2.16%, 12/1/2033 (j)	9,000		9,006
Pool # BS4237, IO, 2.16%, 12/1/2033 (j)	4,460		4,463
Pool # 766610, ARM, 1.96%, 1/1/2034 (h)	29		29
Pool # 920467, ARM, 2.50%, 2/1/2034 (h)	74		74
Pool # 770377, ARM, 1.62%, 4/1/2034 (h)	53		53
Pool # 751531, ARM, 2.33%, 5/1/2034 (h)	94		94
Pool # 782306, ARM, 2.17%, 7/1/2034 (h)	6		6
Pool # 790235, ARM, 1.90%, 8/1/2034 (h)	73		74
Pool # 735332, ARM, 2.27%, 8/1/2034 (h)	151		155
Pool # 791961, ARM, 1.44%, 9/1/2034 (h)	28		28
Pool # 725902, ARM, 1.91%, 9/1/2034 (h)	12		12
Pool # 803594, ARM, 1.77%, 10/1/2034 (h)	88		89
Pool # 803599, ARM, 1.83%, 10/1/2034 (h)	93		93
Pool # 896463, ARM, 2.42%, 10/1/2034 (h)	69		73
Pool # 806776, ARM, 1.68%, 11/1/2034 (h)	92		93
Pool # 806778, ARM, 1.73%, 11/1/2034 (h)	365		367
Pool # 810896, ARM, 1.68%, 1/1/2035 (h)	193		200
Pool # 802692, ARM, 2.00%, 1/1/2035 (h)	86		87
Pool # 816597, ARM, 1.92%, 2/1/2035 (h)	16		16
Pool # 735539, ARM, 2.33%, 4/1/2035 (h)	388		410
Pool # 745862, ARM, 2.35%, 4/1/2035 (h)	61		61
Pool # 821378, ARM, 1.53%, 5/1/2035 (h)	48		48
Pool # 823660, ARM, 1.97%, 5/1/2035 (h)	54		54
Pool # 745766, ARM, 1.85%, 6/1/2035 (h)	166		169
Pool # 843026, ARM, 1.66%, 9/1/2035 (h)	273		284
Pool # 832801, ARM, 1.90%, 9/1/2035 (h)	31		32
Pool # 849251, ARM, 1.99%, 1/1/2036 (h)	47		49
Pool # 895141, ARM, 1.82%, 7/1/2036 (h)	53		54
Pool # 900197, ARM, 2.32%, 10/1/2036 (h)	55		59
Pool # 966946, ARM, 2.16%, 1/1/2038 (h)	32		32
FNMA UMBS, 15 Year
Pool # 889634, 6.00%, 2/1/2023	28		29
Pool # 995381, 6.00%, 1/1/2024	12		12
Pool # 995425, 6.00%, 1/1/2024	29		30
Pool # AD0133, 5.00%, 8/1/2024	14		14
FNMA UMBS, 20 Year
Pool # 254305, 6.50%, 5/1/2022	1		1
Pool # 555791, 6.50%, 12/1/2022	3		3
Pool # 255217, 4.50%, 4/1/2024	9		10
Pool # 888656, 6.50%, 4/1/2025	9		10
Pool # MA1138, 3.50%, 8/1/2032	348		371
FNMA UMBS, 30 Year
Pool # 50966, 7.00%, 1/1/2024	1		1
Pool # 399269, 7.00%, 4/1/2026	3		3
Pool # 689977, 8.00%, 3/1/2027	26		29
Pool # 695533, 8.00%, 6/1/2027	11		11
Pool # 756024, 8.00%, 9/1/2028	32		34
Pool # 755973, 8.00%, 11/1/2028	72		81
Pool # 455759, 6.00%, 12/1/2028	7		8
Pool # 252211, 6.00%, 1/1/2029	12		14
Pool # 459097, 7.00%, 1/1/2029	4		4
Pool # 889020, 6.50%, 11/1/2029	191		214
Pool # 598559, 6.50%, 8/1/2031	25		29
Pool # 622542, 5.50%, 9/1/2031	174		198
Pool # 788150, 6.00%, 3/1/2032	23		25
Pool # 649734, 7.00%, 6/1/2032	11		11
Pool # 675555, 6.00%, 12/1/2032	40		45
Pool # AL0045, 6.00%, 12/1/2032	207		240

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Pool # 674349, 6.00%, 3/1/2033	11	12
Pool # 688625, 6.00%, 3/1/2033	19	21
Pool # 688655, 6.00%, 3/1/2033	8	9
Pool # 695584, 6.00%, 3/1/2033	4	5
Pool # 702901, 6.00%, 5/1/2033	73	85
Pool # 723852, 5.00%, 7/1/2033	73	83
Pool # 729296, 5.00%, 7/1/2033	190	215
Pool # 729379, 6.00%, 8/1/2033	15	16
Pool # 737825, 6.00%, 9/1/2033	27	31
Pool # 750977, 4.50%, 11/1/2033	44	48
Pool # 725017, 5.50%, 12/1/2033	293	339
Pool # 751341, 5.50%, 3/1/2034	34	39
Pool # 888568, 5.00%, 12/1/2034	6	7
Pool # 815426, 4.50%, 2/1/2035	1	1
Pool # AD0755, 7.00%, 6/1/2035	2,095	2,452
Pool # 820347, 5.00%, 9/1/2035	51	58
Pool # 833657, 7.50%, 8/1/2036	28	31
Pool # 986648, 6.00%, 9/1/2037	96	113
Pool # 888892, 7.50%, 11/1/2037	28	33
Pool # 257510, 7.00%, 12/1/2038	95	118
Pool # AD0753, 7.00%, 1/1/2039	68	82
Pool # AT5891, 3.00%, 6/1/2043	2,118	2,258
Pool # AL7527, 4.50%, 9/1/2043	846	936
Pool # BM3500, 4.00%, 9/1/2047	2,451	2,673
Pool # BJ1778, 4.50%, 10/1/2047	779	843
Pool # BN9180, 4.00%, 6/1/2049	1,018	1,092
Pool # BK8753, 4.50%, 6/1/2049	1,508	1,639
Pool # BO1219, 4.50%, 6/1/2049	2,577	2,790
Pool # BO7077, 3.00%, 9/1/2049	2,492	2,607
FNMA, 30 Year
Pool # 535183, 8.00%, 6/1/2028	4	4
Pool # 252409, 6.50%, 3/1/2029	35	39
Pool # 653815, 7.00%, 2/1/2033	7	7
Pool # 752786, 6.00%, 9/1/2033	45	48
Pool # 931717, 6.50%, 8/1/2039	225	253
FNMA, Other
Pool # 470622, 2.75%, 3/1/2022	493	494
Pool # AM3789, 3.02%, 7/1/2023	2,138	2,194
Pool # AM4066, 3.59%, 8/1/2023	2,500	2,586
Pool # AM4628, 3.69%, 11/1/2023	1,437	1,496
Pool # AM4668, 3.76%, 11/1/2023	1,882	1,961
Pool # AM4716, 3.38%, 12/1/2023	1,869	1,939
Pool # AM7589, 2.95%, 12/1/2024	1,490	1,563
Pool # AM7290, 2.97%, 12/1/2024	3,349	3,510
Pool # AM7576, 3.04%, 12/1/2024	3,873	4,073
Pool # AM7124, 3.11%, 12/1/2024	2,418	2,548
Pool # 470300, 3.64%, 1/1/2025	871	929
Pool # AM3833, 3.25%, 7/1/2025	3,424	3,645
Pool # AM4991, 3.97%, 12/1/2025	1,647	1,797
Pool # AL6805, 3.78%, 1/1/2026 (h)	3,362	3,649
Pool # 468645, 4.54%, 7/1/2026	2,481	2,794
Pool # AM6448, 3.25%, 9/1/2026	9,442	10,183
Pool # AM7223, 3.11%, 12/1/2026	3,336	3,579
Pool # AM7118, 3.14%, 12/1/2026	2,657	2,857
Pool # AM7390, 3.26%, 12/1/2026	3,653	3,938
Pool # AM7515, 3.34%, 2/1/2027	3,000	3,251
Pool # AM8803, 2.78%, 6/1/2027	4,728	5,026
Pool # AM8987, 2.79%, 6/1/2027	1,757	1,868
Pool # BL1040, 3.81%, 12/1/2028	3,000	3,414

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Pool # BL4364, 2.24%, 11/1/2029	5,456		5,692
Pool # BL4333, 2.52%, 11/1/2029	6,094		6,466
Pool # AM7785, 3.17%, 2/1/2030	2,803		3,078
Pool # AM7516, 3.55%, 2/1/2030	2,000		2,224
Pool # AM8544, 3.08%, 4/1/2030	7,485		8,140
Pool # AM8889, 2.92%, 5/1/2030	8,000		8,717
Pool # AM8804, 3.10%, 5/1/2030	3,565		3,884
Pool # AM9020, 2.97%, 6/1/2030	3,757		4,061
Pool # BL9251, 1.45%, 10/1/2030	4,500		4,399
Pool # BL4315, 2.39%, 9/1/2031	4,538		4,768
Pool # AP9632, 4.00%, 10/1/2032	229		248
Pool # AP9762, 4.00%, 10/1/2032	368		397
Pool # AQ7084, 3.50%, 12/1/2032	502		538
Pool # AT2703, 3.50%, 5/1/2033	871		934
Pool # AT2954, 3.50%, 5/1/2033	600		643
Pool # AT4180, 3.50%, 5/1/2033	533		571
Pool # AT4939, 3.50%, 5/1/2033	560		600
Pool # 754922, 5.50%, 9/1/2033	65		73
Pool # 762520, 4.00%, 11/1/2033	269		283
Pool # AM8922, 3.03%, 6/1/2035	2,564		2,771
Pool # AM9188, 3.12%, 6/1/2035	7,000		7,842
Pool # 849215, 6.50%, 1/1/2036	19		20
Pool # 872740, 6.50%, 6/1/2036	47		50
Pool # 886320, 6.50%, 7/1/2036	17		18
Pool # 888796, 6.00%, 9/1/2037	62		69
Pool # AO7225, 4.00%, 7/1/2042	323		350
Pool # AO9352, 4.00%, 7/1/2042	505		551
Pool # MA1125, 4.00%, 7/1/2042	490		530
Pool # AR1397, 3.00%, 1/1/2043	974		1,033
Pool # MA1711, 4.50%, 12/1/2043	1,855		2,042
Pool # MA1828, 4.50%, 3/1/2044	1,453		1,609
Pool # BF0464, 3.50%, 3/1/2060	3,680		3,984
FNMA/FHLMC UMBS, Single Family, 30 Year TBA, 2.50%, 2/25/2052 (j)	71,605		73,057
GNMA I, 30 Year
Pool # 345288, 7.50%, 3/15/2023	—	(i)	—	(i)
Pool # 782507, 9.50%, 10/15/2024	—	(i)	—	(i)
Pool # 554108, 6.50%, 3/15/2028	36		40
Pool # 481872, 7.50%, 7/15/2028	3		3
Pool # 468149, 8.00%, 8/15/2028	2		2
Pool # 486537, 7.50%, 9/15/2028	8		8
Pool # 486631, 6.50%, 10/15/2028	3		4
Pool # 591882, 6.50%, 7/15/2032	13		14
Pool # 607645, 6.50%, 2/15/2033	29		32
Pool # 607724, 7.00%, 2/15/2033	32		36
Pool # 604209, 6.50%, 4/15/2033	35		39
Pool # 781614, 7.00%, 6/15/2033	52		61
Pool # BM2141, 5.00%, 7/15/2049	670		773
GNMA II
Pool # CE5524, ARM, 1.92%, 8/20/2071 (h)	2,648		2,880
Pool # CE5546, ARM, 1.86%, 10/20/2071 (h)	4,851		5,258
GNMA II, 30 Year
Pool # 2006, 8.50%, 5/20/2025	3		3
Pool # 2141, 8.00%, 12/20/2025	1		1
Pool # 2234, 8.00%, 6/20/2026	3		3
Pool # 2270, 8.00%, 8/20/2026	2		2
Pool # 2285, 8.00%, 9/20/2026	2		2
Pool # 2324, 8.00%, 11/20/2026	2		3
Pool # 2499, 8.00%, 10/20/2027	4		4
Pool # 2512, 8.00%, 11/20/2027	5		5
Pool # 2525, 8.00%, 12/20/2027	2		2

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Pool # 2549, 7.50%, 2/20/2028	4	4
Pool # 2646, 7.50%, 9/20/2028	8	9
Pool # 2647, 8.00%, 9/20/2028	1	1
Pool # 3427, 4.50%, 8/20/2033	66	73
Pool # 4245, 6.00%, 9/20/2038	473	543
Pool # AK8806, 4.25%, 3/20/2045	1,302	1,444
Pool # BM2118, 4.50%, 6/20/2049	155	164
Pool # BO0535, 4.00%, 7/20/2049	1,307	1,397
Pool # BO8227, 5.00%, 7/20/2049	902	998
Pool # BO8228, 5.00%, 7/20/2049	199	217
Pool # BO8229, 5.00%, 7/20/2049	1,010	1,122
Pool # BM9734, 4.00%, 10/20/2049	2,619	2,810
Pool # BQ4115, 3.00%, 3/20/2050	4,568	4,740
Pool # 785294, 3.50%, 1/20/2051	4,624	5,053
Pool # CB1543, 3.00%, 2/20/2051	2,847	3,007
Pool # MA7534, 2.50%, 8/20/2051	29,605	30,452
Pool # MA7649, 2.50%, 10/20/2051	5,303	5,455
GNMA II, Other Pool # AC0973, 4.39%, 5/20/2063 (h)	8	8

TOTAL MORTGAGE-BACKED SECURITIES (Cost $336,011)		345,490

COLLATERALIZED MORTGAGE OBLIGATIONS — 11.3%
ACC Series 2019-AA, 3.68%, 9/15/2022 ‡	3,151	3,151
Alternative Loan Trust
Series 2004-2CB, Class 1A9, 5.75%, 3/25/2034	3,458	3,550
Series 2005-1CB, Class 1A6, IF, IO, 7.01%, 3/25/2035 ‡ (h)	464	66
Series 2005-22T1, Class A2, IF, IO, 4.98%, 6/25/2035 ‡ (h)	3,206	473
Series 2005-20CB, Class 3A8, IF, IO, 4.66%, 7/25/2035 ‡ (h)	1,254	158
Series 2005-28CB, Class 1A4, 5.50%, 8/25/2035	1,239	1,250
Series 2005-28CB, Class 3A5, 6.00%, 8/25/2035	58	37
Series 2005-37T1, Class A2, IF, IO, 4.96%, 9/25/2035 ‡ (h)	2,313	334
Series 2005-54CB, Class 1A2, IF, IO, 4.76%, 11/25/2035 ‡ (h)	2,030	286
Series 2005-54CB, Class 1A11, 5.50%, 11/25/2035	807	750
Series 2005-57CB, Class 3A2, IF, IO, 5.01%, 12/25/2035 ‡ (h)	501	61
Series 2005-64CB, Class 1A9, 5.50%, 12/25/2035	370	373
Series 2006-26CB, Class A9, 6.50%, 9/25/2036	893	639
Banc of America Alternative Loan Trust
Series 2004-6, Class 15, PO, 7/25/2019 ‡	6	4
Series 2006-4, Class 1A4, 6.00%, 5/25/2046	274	279
Banc of America Funding Trust
Series 2004-1, PO, 3/25/2034 ‡	76	61
Series 2004-2, Class 30, PO, 9/20/2034 ‡	81	67
Series 2005-6, Class 2A7, 5.50%, 10/25/2035	149	151
Series 2005-7, Class 30, PO, 11/25/2035 ‡	102	101
Series 2005-8, Class 30, PO, 1/25/2036 ‡	40	29
Series 2006-A, Class 3A2, 2.74%, 2/20/2036 (h)	129	126
Banc of America Mortgage Trust Series 2004-A, Class 2A2, 2.54%, 2/25/2034 (h)	30	31
Bayview Financing Trust Series 2020-3F, Class A, 3.08%, 11/10/2022 (a) (h)	2,394	2,394
Bear Stearns ARM Trust
Series 2003-7, Class 3A, 2.49%, 10/25/2033 (h)	16	16
Series 2004-1, Class 12A1, 2.82%, 4/25/2034 (h)	188	189
Series 2004-2, Class 14A, 2.87%, 5/25/2034 (h)	24	24
Series 2006-1, Class A1, 2.40%, 2/25/2036 (h)	359	365
CHL Mortgage Pass-Through Trust
Series 2004-8, Class 2A1, 4.50%, 6/25/2019	2	—	(i)
Series 2004-HYB1, Class 2A, 2.56%, 5/20/2034 (h)	33	34
Series 2004-HYB3, Class 2A, 1.96%, 6/20/2034 (h)	143	146
Series 2004-7, Class 2A1, 2.47%, 6/25/2034 (h)	103	105

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Series 2004-HYB6, Class A3, 2.53%, 11/20/2034 (h)	140		145
Series 2005-16, Class A23, 5.50%, 9/25/2035	233		201
Series 2005-22, Class 2A1, 2.47%, 11/25/2035 (h)	690		658
Citicorp Mortgage Securities REMIC Pass-Through Certificates Trust
Series 2005-5, Class A, PO, 8/25/2035 ‡	33		28
Series 2005-8, Class A, PO, 11/25/2035 ‡	54		44
Citigroup Global Markets Mortgage Securities VII, Inc.
Series 2003-UP2, Class 1, PO, 12/25/2018 ‡	1		1
Series 2003-HYB1, Class A, 2.24%, 9/25/2033 (h)	17		18
Citigroup Mortgage Loan Trust Series 2015-A, Class B2, 4.50%, 6/25/2058 (a) (h)	324		335
Citigroup Mortgage Loan Trust, Inc.
Series 2003-1, Class 3, PO, 9/25/2033 ‡	24		21
Series 2003-UP3, Class A3, 7.00%, 9/25/2033	9		10
Series 2003-1, Class 2, PO, 10/25/2033 ‡	1		1
Series 2003-1, Class 2A6, PO, 10/25/2033 ‡	9		8
Series 2003-1, Class 2A5, 5.25%, 10/25/2033	16		17
Series 2004-UST1, Class A6, 1.95%, 8/25/2034 (h)	12		11
Series 2005-1, Class 2A1A, 2.24%, 2/25/2035 (h)	147		141
Series 2005-2, Class 2A11, 5.50%, 5/25/2035	131		136
Series 2005-5, Class 1A2, 2.94%, 8/25/2035 (h)	193		164
Conix Mortgage Asset Trust Series 2013-1, Class A, 0.00%, 12/25/2047 ‡ (h) (k)	1,079		17
Credit Suisse First Boston Mortgage Securities Corp. (Switzerland)
Series 2003-1, Class DB1, 6.70%, 2/25/2033 (h)	221		237
Series 2003-21, Class 1A4, 5.25%, 9/25/2033	50		52
Series 2003-25, Class 1P, PO, 10/25/2033 ‡	103		89
CSFB Mortgage-Backed Pass-Through Certificates
Series 2005-4, Class 3A18, 5.50%, 6/25/2035	676		682
Series 2005-4, Class 3A23, 5.50%, 6/25/2035	1,425		1,439
CSMC Trust Series 2021-RPL1, Class A1, 1.67%, 9/27/2060 (a) (h)	6,694		6,667
FHLMC - GNMA Series 8, Class ZA, 7.00%, 3/25/2023	5		5
FHLMC, REMIC
Series 1250, Class J, 7.00%, 5/15/2022	—	(i)	—	(i)
Series 1343, Class LB, 7.50%, 8/15/2022	1		1
Series 1343, Class LA, 8.00%, 8/15/2022	—	(i)	—	(i)
Series 1370, Class JA, 1.24%, 9/15/2022 (h)	1		1
Series 2512, Class PG, 5.50%, 10/15/2022	14		14
Series 1455, Class WB, IF, 4.63%, 12/15/2022 (h)	2		2
Series 2535, Class BK, 5.50%, 12/15/2022	5		5
Series 1470, Class F, 1.24%, 2/15/2023 (h)	—	(i)	—	(i)
Series 2568, Class KG, 5.50%, 2/15/2023	23		24
Series 1466, Class PZ, 7.50%, 2/15/2023	9		9
Series 1498, Class I, 1.24%, 4/15/2023 (h)	12		12
Series 1502, Class PX, 7.00%, 4/15/2023	18		18
Series 1798, Class F, 5.00%, 5/15/2023	15		15
Series 1505, Class Q, 7.00%, 5/15/2023	2		2
Series 1518, Class G, IF, 8.85%, 5/15/2023 (h)	5		5
Series 1541, Class O, 0.81%, 7/15/2023 (h)	5		5
Series 2638, Class DS, IF, 8.51%, 7/15/2023 (h)	3		3
Series 1541, Class M, HB, IF, 26.54%, 7/15/2023 (h)	2		2
Series 1570, Class F, 1.73%, 8/15/2023 (h)	—	(i)	—	(i)
Series 1608, Class L, 6.50%, 9/15/2023	58		61
Series 1573, Class PZ, 7.00%, 9/15/2023	16		17
Series 2571, Class SK, HB, IF, 34.12%, 9/15/2023 (h)	7		9
Series 1591, Class PV, 6.25%, 10/15/2023	10		11
Series 1602, Class SA, HB, IF, 22.46%, 10/15/2023 (h)	6		7
Series 2710, Class HB, 5.50%, 11/15/2023	83		85
Series 1642, Class PJ, 6.00%, 11/15/2023	27		28
Series 2716, Class UN, 4.50%, 12/15/2023	59		61

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Series 1638, Class H, 6.50%, 12/15/2023	42		44
Series 2283, Class K, 6.50%, 12/15/2023	15		16
Series 1700, Class GA, PO, 2/15/2024	—	(i)	—	(i)
Series 1865, Class D, PO, 2/15/2024	20		20
Series 1760, Class ZD, 1.15%, 2/15/2024 (h)	46		46
Series 1671, Class QC, IF, 10.00%, 2/15/2024 (h)	7		8
Series 1686, Class SH, IF, 19.04%, 2/15/2024 (h)	1		1
Series 1699, Class FC, 0.69%, 3/15/2024 (h)	2		2
Series 1709, Class FA, 0.80%, 3/15/2024 (h)	1		1
Series 1695, Class EB, 7.00%, 3/15/2024	9		9
Series 1706, Class K, 7.00%, 3/15/2024	25		27
Series 2033, Class SN, HB, IF, 30.42%, 3/15/2024 (h)	4		1
Series 2306, Class K, PO, 5/15/2024	5		5
Series 2306, Class SE, IF, IO, 8.95%, 5/15/2024 (h)	12		1
Series 1745, Class D, 7.50%, 8/15/2024	8		9
Series 3720, Class A, 4.50%, 9/15/2025	55		58
Series 3131, Class BK, 5.50%, 3/15/2026	219		232
Series 1829, Class ZB, 6.50%, 3/15/2026	5		5
Series 1863, Class Z, 6.50%, 7/15/2026	6		6
Series 1890, Class H, 7.50%, 9/15/2026	8		9
Series 1899, Class ZE, 8.00%, 9/15/2026	29		33
Series 3229, Class HE, 5.00%, 10/15/2026	220		232
Series 1963, Class Z, 7.50%, 1/15/2027	24		27
Series 1935, Class FL, 0.79%, 2/15/2027 (h)	2		2
Series 1981, Class Z, 6.00%, 5/15/2027	34		37
Series 1970, Class PG, 7.25%, 7/15/2027	2		3
Series 1987, Class PE, 7.50%, 9/15/2027	15		17
Series 2019, Class Z, 6.50%, 12/15/2027	32		36
Series 2038, Class PN, IO, 7.00%, 3/15/2028	27		3
Series 2040, Class PE, 7.50%, 3/15/2028	51		58
Series 4251, Class KW, 2.50%, 4/15/2028	3,684		3,790
Series 2043, Class CJ, 6.50%, 4/15/2028	8		9
Series 2054, Class PV, 7.50%, 5/15/2028	40		46
Series 2075, Class PM, 6.25%, 8/15/2028	93		102
Series 2075, Class PH, 6.50%, 8/15/2028	82		92
Series 2086, Class GB, 6.00%, 9/15/2028	20		22
Series 2089, Class PJ, IO, 7.00%, 10/15/2028	39		4
Series 2095, Class PE, 6.00%, 11/15/2028	101		112
Series 2125, Class JZ, 6.00%, 2/15/2029	36		39
Series 2136, Class PG, 6.00%, 3/15/2029	41		46
Series 2132, Class SB, HB, IF, 30.18%, 3/15/2029 (h)	8		11
Series 2141, IO, 7.00%, 4/15/2029	11		1
Series 2169, Class TB, 7.00%, 6/15/2029	144		163
Series 2163, Class PC, IO, 7.50%, 6/15/2029	14		1
Series 2172, Class QC, 7.00%, 7/15/2029	96		110
Series 2176, Class OJ, 7.00%, 8/15/2029	68		79
Series 2201, Class C, 8.00%, 11/15/2029	32		36
Series 2209, Class TC, 8.00%, 1/15/2030	36		42
Series 2210, Class Z, 8.00%, 1/15/2030	71		83
Series 2224, Class CB, 8.00%, 3/15/2030	17		20
Series 2230, Class Z, 8.00%, 4/15/2030	43		50
Series 2234, Class PZ, 7.50%, 5/15/2030	31		37
Series 2247, Class Z, 7.50%, 8/15/2030	33		38
Series 2256, Class MC, 7.25%, 9/15/2030	44		52
Series 2259, Class ZM, 7.00%, 10/15/2030	63		73
Series 2262, Class Z, 7.50%, 10/15/2030	8		9
Series 2271, Class PC, 7.25%, 12/15/2030	73		85
Series 2296, Class PD, 7.00%, 3/15/2031	41		48

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2313, Class LA, 6.50%, 5/15/2031	30	34
Series 2325, Class PM, 7.00%, 6/15/2031	38	45
Series 2359, Class ZB, 8.50%, 6/15/2031	114	136
Series 2344, Class ZD, 6.50%, 8/15/2031	373	425
Series 2344, Class ZJ, 6.50%, 8/15/2031	36	42
Series 2345, Class NE, 6.50%, 8/15/2031	28	32
Series 2351, Class PZ, 6.50%, 8/15/2031	29	33
Series 2353, Class AZ, 6.00%, 9/15/2031	215	238
Series 2367, Class ME, 6.50%, 10/15/2031	67	75
Series 2396, Class FM, 0.54%, 12/15/2031 (h)	93	94
Series 2399, Class OH, 6.50%, 1/15/2032	81	90
Series 2399, Class TH, 6.50%, 1/15/2032	105	121
Series 2410, Class OE, 6.38%, 2/15/2032	25	26
Series 2410, Class NG, 6.50%, 2/15/2032	92	106
Series 2420, Class XK, 6.50%, 2/15/2032	143	165
Series 2464, Class SI, IF, IO, 7.91%, 2/15/2032 (h)	181	29
Series 2410, Class QX, IF, IO, 8.56%, 2/15/2032 (h)	41	7
Series 2412, Class SP, IF, 15.92%, 2/15/2032 (h)	77	99
Series 2410, Class QS, IF, 19.27%, 2/15/2032 (h)	72	100
Series 2430, Class WF, 6.50%, 3/15/2032	181	210
Series 2423, Class MC, 7.00%, 3/15/2032	106	124
Series 2423, Class MT, 7.00%, 3/15/2032	92	108
Series 2444, Class ES, IF, IO, 7.86%, 3/15/2032 (h)	71	12
Series 2450, Class SW, IF, IO, 7.91%, 3/15/2032 (h)	57	9
Series 2435, Class CJ, 6.50%, 4/15/2032	124	142
Series 2434, Class TC, 7.00%, 4/15/2032	103	121
Series 2436, Class MC, 7.00%, 4/15/2032	62	70
Series 2455, Class GK, 6.50%, 5/15/2032	212	239
Series 2450, Class GZ, 7.00%, 5/15/2032	60	71
Series 2462, Class JG, 6.50%, 6/15/2032	93	107
Series 2466, Class PH, 6.50%, 6/15/2032	148	170
Series 2474, Class NR, 6.50%, 7/15/2032	90	102
Series 2484, Class LZ, 6.50%, 7/15/2032	105	123
Series 2500, Class MC, 6.00%, 9/15/2032	107	122
Series 2835, Class QO, PO, 12/15/2032	14	13
Series 2543, Class YX, 6.00%, 12/15/2032	184	209
Series 2544, Class HC, 6.00%, 12/15/2032	127	149
Series 2552, Class ME, 6.00%, 1/15/2033	218	250
Series 2567, Class QD, 6.00%, 2/15/2033	236	272
Series 2575, Class ME, 6.00%, 2/15/2033	533	608
Series 2596, Class QG, 6.00%, 3/15/2033	130	145
Series 2586, Class WI, IO, 6.50%, 3/15/2033	63	12
Series 2692, Class SC, IF, 13.11%, 7/15/2033 (h)	36	46
Series 4240, Class B, 3.00%, 8/15/2033	2,501	2,677
Series 3920, Class LP, 5.00%, 1/15/2034	514	573
Series 2744, Class PE, 5.50%, 2/15/2034	8	8
Series 3611, PO, 7/15/2034	34	32
Series 2990, Class UZ, 5.75%, 6/15/2035	1,313	1,494
Series 3004, Class EK, 5.50%, 7/15/2035	1,233	1,471
Series 3014, Class OD, PO, 8/15/2035	37	33
Series 3085, Class WF, 0.89%, 8/15/2035 (h)	87	89
Series 3047, Class OD, 5.50%, 10/15/2035	625	690
Series 3074, Class BH, 5.00%, 11/15/2035	194	210
Series 3064, Class MC, 5.50%, 11/15/2035	3,095	3,574
Series 3102, Class FB, 0.39%, 1/15/2036 (h)	84	84
Series 3102, Class HS, HB, IF, 24.24%, 1/15/2036 (h)	24	33
Series 3117, Class EO, PO, 2/15/2036	223	206
Series 3117, Class OK, PO, 2/15/2036	132	122
Series 3134, PO, 3/15/2036	32	30

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 3152, Class MO, PO, 3/15/2036	175	163
Series 3122, Class ZB, 6.00%, 3/15/2036	27	40
Series 3138, PO, 4/15/2036	140	128
Series 3607, Class BO, PO, 4/15/2036	73	68
Series 3219, Class DI, IO, 6.00%, 4/15/2036	112	23
Series 3819, Class ZQ, 6.00%, 4/15/2036	679	792
Series 3149, Class SO, PO, 5/15/2036	25	22
Series 3233, Class OP, PO, 5/15/2036	45	41
Series 3171, Class MO, PO, 6/15/2036	26	25
Series 3179, Class OA, PO, 7/15/2036	129	116
Series 3194, Class SA, IF, IO, 7.01%, 7/15/2036 (h)	28	6
Series 3211, Class SO, PO, 9/15/2036	155	144
Series 3218, Class AO, PO, 9/15/2036	72	61
Series 3232, Class ST, IF, IO, 6.61%, 10/15/2036 (h)	146	29
Series 3256, PO, 12/15/2036	98	90
Series 3261, Class OA, PO, 1/15/2037	120	109
Series 3260, Class CS, IF, IO, 6.05%, 1/15/2037 (h)	198	37
Series 3274, Class JO, PO, 2/15/2037	27	26
Series 3275, Class FL, 0.53%, 2/15/2037 (h)	31	31
Series 3290, Class SB, IF, IO, 6.36%, 3/15/2037 (h)	256	51
Series 3318, Class AO, PO, 5/15/2037	6	6
Series 3607, PO, 5/15/2037	147	133
Series 3315, Class HZ, 6.00%, 5/15/2037	152	173
Series 3326, Class JO, PO, 6/15/2037	9	8
Series 3331, PO, 6/15/2037	103	95
Series 3607, Class OP, PO, 7/15/2037	334	299
Series 4048, Class FJ, 0.49%, 7/15/2037 (h)	434	434
Series 3385, Class SN, IF, IO, 5.91%, 11/15/2037 (h)	30	4
Series 3387, Class SA, IF, IO, 6.33%, 11/15/2037 (h)	150	27
Series 3422, Class AI, IO, 0.25%, 1/15/2038 (d)	893	6
Series 3404, Class SC, IF, IO, 5.91%, 1/15/2038 (h)	265	47
Series 3424, Class PI, IF, IO, 6.71%, 4/15/2038 (h)	201	45
Series 3481, Class SJ, IF, IO, 5.76%, 8/15/2038 (h)	286	52
Series 3511, Class SA, IF, IO, 5.91%, 2/15/2039 (h)	204	36
Series 3549, Class FA, 1.29%, 7/15/2039 (h)	21	21
Series 3621, Class BO, PO, 1/15/2040	104	96
Series 3747, Class PY, 4.00%, 10/15/2040	1,000	1,104
Series 3925, Class FL, 0.54%, 1/15/2041 (h)	143	144
Series 3852, Class QN, IF, 5.50%, 5/15/2041 (h)	120	129
Series 3852, Class TP, IF, 5.50%, 5/15/2041 (h)	317	343
Series 3957, Class B, 4.00%, 11/15/2041	119	129
Series 3966, Class NA, 4.00%, 12/15/2041	314	344
Series 4217, Class KY, 3.00%, 6/15/2043	2,000	2,131
FHLMC, STRIPS
Series 233, Class 11, IO, 5.00%, 9/15/2035	231	42
Series 233, Class 13, IO, 5.00%, 9/15/2035	338	61
Series 299, Class 300, 3.00%, 1/15/2043	1,748	1,802
Series 310, PO, 9/15/2043	827	717
Series 323, Class 300, 3.00%, 1/15/2044	1,407	1,464
FHLMC, Structured Pass-Through Certificates, Whole Loan
Series T-41, Class 3A, 4.76%, 7/25/2032 (h)	238	261
Series T-76, Class 2A, 1.60%, 10/25/2037 (h)	632	613
Series T-51, Class 2A, 7.50%, 8/25/2042 (h)	167	217
Series T-54, Class 2A, 6.50%, 2/25/2043	949	1,118
Series T-54, Class 3A, 7.00%, 2/25/2043	261	311
Series T-58, Class A, PO, 9/25/2043	83	69
Series T-59, Class 1AP, PO, 10/25/2043	197	135
First Horizon Alternative Mortgage Securities Trust
Series 2004-AA4, Class A1, 2.33%, 10/25/2034 (h)	137	141
Series 2005-FA8, Class 1A19, 5.50%, 11/25/2035	420	295
Series 2007-FA4, Class 1A2, IF, IO, 5.56%, 8/25/2037 ‡ (h)	943	202
FMC GMSR Issuer Trust 3.69%, 2/25/2024	7,325	7,179

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Series 2020-GT1, Class A, 4.45%, 1/25/2026 (a) (h)	5,000		5,012
Series 2021-GT1, Class A, 3.62%, 7/25/2026 (a ) (h)	4,300		4,261
Series 2021-GT2, Class A, 3.85%, 10/25/2026 (a) (h)	3,370		3,365
FNMA Trust, Whole Loan
Series 2004-W1, Class 2A2, 7.00%, 12/25/2033	78		90
Series 2004-W2, Class 2A2, 7.00%, 2/25/2044	154		178
Series 2004-W15, Class 2AF, 0.34%, 8/25/2044 (h)	220		219
Series 2005-W3, Class 2AF, 0.31%, 3/25/2045 (h)	619		617
Series 2006-W2, Class 1AF1, 0.31%, 2/25/2046 (h)	198		198
FNMA, Grantor Trust, Whole Loan
Series 2002-T19, Class A2, 7.00%, 7/25/2042	460		540
Series 2004-T3, Class 1A3, 7.00%, 2/25/2044	245		286
FNMA, REMIC
Series 2002-1, Class HC, 6.50%, 2/25/2022	—	(i)	—	(i)
Series 2007-15, Class NO, PO, 3/25/2022	—	(i)	—	(i)
Series 1992-101, Class J, 7.50%, 6/25/2022	—	(i)	—	(i)
Series G92-42, Class Z, 7.00%, 7/25/2022	—	(i)	—	(i)
Series G92-35, Class E, 7.50%, 7/25/2022	1		1
Series G92-35, Class G, HB, 1,184.78%, 7/25/2022	—	(i)	—	(i)
Series 1992-136, Class PK, 6.00%, 8/25/2022	1		1
Series 1996-59, Class J, 6.50%, 8/25/2022	1		1
Series G92-52, Class FD, 0.11%, 9/25/2022 (h)	—	(i)	—	(i)
Series 1992-143, Class MA, 5.50%, 9/25/2022	1		1
Series G92-54, Class ZQ, 7.50%, 9/25/2022	—	(i)	—	(i)
Series 1992-163, Class M, 7.75%, 9/25/2022	1		2
Series G92-62, Class B, PO, 10/25/2022	1		1
Series G92-59, Class F, 0.92%, 10/25/2022 (h)	—	(i)	—	(i)
Series G92-61, Class Z, 7.00%, 10/25/2022	—	(i)	—	(i)
Series 1992-188, Class PZ, 7.50%, 10/25/2022	6		6
Series G93-1, Class KA, 7.90%, 1/25/2023	3		3
Series G93-5, Class Z, 6.50%, 2/25/2023	1		1
Series 1997-61, Class ZC, 7.00%, 2/25/2023	24		25
Series 1993-27, Class SA, IF, 15.50%, 2/25/2023 (h)	1		1
Series G93-14, Class J, 6.50%, 3/25/2023	2		2
Series 1993-25, Class J, 7.50%, 3/25/2023	5		5
Series 1993-21, Class KA, 7.70%, 3/25/2023	3		3
Series 1998-4, Class C, PO, 4/25/2023	1		1
Series G93-17, Class SI, IF, 6.00%, 4/25/2023 (h)	4		4
Series 1998-43, Class SA, IF, IO, 18.87%, 4/25/2023 (h)	5		—	(i)
Series 1993-62, Class SA, HB, IF, 20.01%, 4/25/2023 (h)	2		2
Series 2003-39, Class LW, 5.50%, 5/25/2023	54		55
Series 2003-41, Class PE, 5.50%, 5/25/2023	22		23
Series 2008-47, Class SI, IF, IO, 6.41%, 6/25/2023 (h)	—	(i)	—	(i)
Series G93-27, Class FD, 0.97%, 8/25/2023 (h)	3		3
Series 2002-83, Class CS, 6.88%, 8/25/2023	40		41
Series 1999-38, Class SK, IF, IO, 7.96%, 8/25/2023 (h)	—	(i)	—	(i)
Series 1996-14, Class SE, IF, IO, 9.10%, 8/25/2023 (h)	20		1
Series 1993-205, Class H, PO, 9/25/2023	3		3
Series G93-37, Class H, PO, 9/25/2023	1		1
Series 1993-165, Class SK, IF, 12.50%, 9/25/2023 (h)	3		3
Series 1993-165, Class SD, IF, 14.38%, 9/25/2023 (h)	1		1
Series 1993-179, Class SC, IF, 10.50%, 10/25/2023 (h)	1		1
Series 1999-52, Class NS, HB, IF, 23.12%, 10/25/2023 (h)	4		4
Series 1993-179, Class SB, HB, IF, 28.77%, 10/25/2023 (h)	2		2
Series 1995-19, Class Z, 6.50%, 11/25/2023	25		26
Series 1993-230, Class FA, 0.69%, 12/25/2023 (h)	3		3
Series 1993-247, Class FE, 1.09%, 12/25/2023 (h)	5		5
Series 1993-225, Class UB, 6.50%, 12/25/2023	7		7

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 1993-247, Class SU, IF, 12.72%, 12/25/2023 (h)	2	3
Series 2002-1, Class UD, HB, IF, 24.18%, 12/25/2023 (h)	5	6
Series 1994-37, Class L, 6.50%, 3/25/2024	21	22
Series 1994-40, Class Z, 6.50%, 3/25/2024	133	140
Series 2004-53, Class NC, 5.50%, 7/25/2024	18	18
Series 1995-2, Class Z, 8.50%, 1/25/2025	6	7
Series G95-1, Class C, 8.80%, 1/25/2025	7	7
Series 1997-20, IO, 1.84%, 3/25/2027 (h)	9	—	(i)
Series 1997-27, Class J, 7.50%, 4/18/2027	5	5
Series 1997-29, Class J, 7.50%, 4/20/2027	10	11
Series 1997-39, Class PD, 7.50%, 5/20/2027	56	63
Series 1997-42, Class ZC, 6.50%, 7/18/2027	4	5
Series 1997-81, Class PI, IO, 7.00%, 12/18/2027	16	1
Series 1998-36, Class ZB, 6.00%, 7/18/2028	23	25
Series 1998-66, Class SB, IF, IO, 8.06%, 12/25/2028 (h)	2	—	(i)
Series 1999-18, Class Z, 5.50%, 4/18/2029	32	34
Series 1999-17, Class C, 6.35%, 4/25/2029	17	19
Series 1999-62, Class PB, 7.50%, 12/18/2029	27	31
Series 2000-2, Class ZE, 7.50%, 2/25/2030	90	104
Series 2013-103, Class VG, 3.00%, 3/25/2030	1,195	1,199
Series 2000-20, Class SA, IF, IO, 9.01%, 7/25/2030 (h)	39	4
Series 2000-52, IO, 8.50%, 1/25/2031	9	1
Series 2001-7, Class PF, 7.00%, 3/25/2031	21	24
Series 2011-31, Class DB, 3.50%, 4/25/2031	1,160	1,235
Series 2001-33, Class ID, IO, 6.00%, 7/25/2031	71	10
Series 2001-30, Class PM, 7.00%, 7/25/2031	64	73
Series 2001-36, Class DE, 7.00%, 8/25/2031	68	79
Series 2001-49, Class Z, 6.50%, 9/25/2031	19	22
Series 2001-44, Class MY, 7.00%, 9/25/2031	165	194
Series 2001-44, Class PD, 7.00%, 9/25/2031	20	23
Series 2001-44, Class PU, 7.00%, 9/25/2031	24	28
Series 2001-52, Class KB, 6.50%, 10/25/2031	22	25
Series 2003-52, Class SX, HB, IF, 22.67%, 10/25/2031 (h)	36	49
Series 2001-61, Class Z, 7.00%, 11/25/2031	234	276
Series 2001-72, Class SX, IF, 17.25%, 12/25/2031 (h)	6	8
Series 2002-1, Class SA, HB, IF, 24.89%, 2/25/2032 (h)	11	15
Series 2002-13, Class SJ, IF, IO, 1.60%, 3/25/2032 (h)	199	7
Series 2002-13, Class ST, IF, 10.00%, 3/25/2032 (h)	3	3
Series 2002-21, Class LO, PO, 4/25/2032	7	6
Series 2002-21, Class PE, 6.50%, 4/25/2032	62	72
Series 2002-28, Class PK, 6.50%, 5/25/2032	156	179
Series 2012-66, Class CB, 3.00%, 6/25/2032	3,000	3,195
Series 2002-37, Class Z, 6.50%, 6/25/2032	45	51
Series 2006-130, Class GI, IO, 6.50%, 7/25/2032	173	23
Series 2002-48, Class GH, 6.50%, 8/25/2032	233	272
Series 2004-61, Class SK, IF, 8.50%, 11/25/2032 (h)	29	33
Series 2004-59, Class BG, PO, 12/25/2032	78	73
Series 2002-77, Class S, IF, 14.31%, 12/25/2032 (h)	35	43
Series 2003-22, Class UD, 4.00%, 4/25/2033	752	814
Series 2003-35, Class UC, 3.75%, 5/25/2033	7	7
Series 2003-42, Class GB, 4.00%, 5/25/2033	57	62
Series 2003-34, Class AX, 6.00%, 5/25/2033	120	138
Series 2003-34, Class ED, 6.00%, 5/25/2033	619	710
Series 2003-39, IO, 6.00%, 5/25/2033 (h)	30	5
Series 2003-33, Class IA, IO, 6.50%, 5/25/2033	237	47
Series 2007-97, Class KI, IO, 7.00%, 5/25/2033	438	44
Series 2003-47, Class PE, 5.75%, 6/25/2033	114	128
Series 2004-4, Class QI, IF, IO, 7.01%, 6/25/2033 (h)	60	1

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2004-4, Class QM, IF, 14.02%, 6/25/2033 (h)	6	6
Series 2003-64, Class SX, IF, 13.53%, 7/25/2033 (h)	29	35
Series 2003-132, Class OA, PO, 8/25/2033	12	12
Series 2003-72, Class IE, IO, 5.50%, 8/25/2033	216	35
Series 2003-71, Class DS, IF, 7.35%, 8/25/2033 (h)	260	281
Series 2003-74, Class SH, IF, 10.00%, 8/25/2033 (h)	57	64
Series 2003-91, Class SD, IF, 12.35%, 9/25/2033 (h)	54	63
Series 2013-101, Class AE, 3.00%, 10/25/2033	3,349	3,552
Series 2013-101, Class E, 3.00%, 10/25/2033	3,000	3,180
Series 2013-108, Class GU, 3.00%, 10/25/2033	4,000	4,243
Series 2003-116, Class SB, IF, IO, 7.51%, 11/25/2033 (h)	338	62
Series 2006-44, Class P, PO, 12/25/2033	590	548
Series 2003-130, Class SX, IF, 11.38%, 1/25/2034 (h)	6	7
Series 2004-25, Class SA, IF, 19.27%, 4/25/2034 (h)	146	201
Series 2004-46, Class SK, IF, 16.25%, 5/25/2034 (h)	271	345
Series 2004-36, Class SA, IF, 19.27%, 5/25/2034 (h)	314	447
Series 2004-46, Class QB, HB, IF, 23.63%, 5/25/2034 (h)	115	169
Series 2004-51, Class SY, IF, 14.06%, 7/25/2034 (h)	58	68
Series 2005-74, Class CS, IF, 19.77%, 5/25/2035 (h)	89	106
Series 2005-56, Class S, IF, IO, 6.62%, 7/25/2035 (h)	286	54
Series 2005-66, Class SG, IF, 17.15%, 7/25/2035 (h)	99	136
Series 2005-68, Class PG, 5.50%, 8/25/2035	279	314
Series 2005-84, Class XM, 5.75%, 10/25/2035	784	875
Series 2005-110, Class GL, 5.50%, 12/25/2035	2,241	2,520
Series 2006-46, Class UC, 5.50%, 12/25/2035	190	201
Series 2005-109, Class PC, 6.00%, 12/25/2035	258	286
Series 2006-39, Class WC, 5.50%, 1/25/2036	194	205
Series 2006-16, Class OA, PO, 3/25/2036	103	96
Series 2006-22, Class AO, PO, 4/25/2036	178	166
Series 2006-23, Class KO, PO, 4/25/2036	31	30
Series 2006-44, Class GO, PO, 6/25/2036	238	221
Series 2006-53, Class US, IF, IO, 6.49%, 6/25/2036 (h)	350	64
Series 2006-56, PO, 7/25/2036	194	180
Series 2006-58, PO, 7/25/2036	103	96
Series 2006-58, Class AP, PO, 7/25/2036	200	184
Series 2006-65, Class QO, PO, 7/25/2036	162	151
Series 2006-56, Class FC, 0.38%, 7/25/2036 (h)	353	355
Series 2006-58, Class FL, 0.55%, 7/25/2036 (h)	26	26
Series 2006-60, Class DZ, 6.50%, 7/25/2036	4,067	4,643
Series 2006-72, Class TO, PO, 8/25/2036	29	26
Series 2006-79, Class DO, PO, 8/25/2036	127	122
Series 2007-7, Class SG, IF, IO, 6.41%, 8/25/2036 (h)	785	197
Series 2006-77, Class PC, 6.50%, 8/25/2036	408	465
Series 2006-90, Class AO, PO, 9/25/2036	90	84
Series 2008-42, Class AO, PO, 9/25/2036	50	46
Series 2009-19, Class IP, IO, 5.50%, 10/25/2036	648	130
Series 2006-109, PO, 11/25/2036	48	44
Series 2006-110, PO, 11/25/2036	278	257
Series 2006-111, Class EO, PO, 11/25/2036	36	33
Series 2006-124, Class HB, 2.03%, 11/25/2036 (h)	493	502
Series 2006-119, PO, 12/25/2036	38	36
Series 2006-118, Class A2, 0.15%, 12/25/2036 (h)	147	146
Series 2009-70, Class CO, PO, 1/25/2037	266	244
Series 2006-128, Class BP, 5.50%, 1/25/2037	74	80
Series 2007-77, Class FG, 0.59%, 3/25/2037 (h)	44	45
Series 2007-16, Class FC, 0.84%, 3/25/2037 (h)	58	61
Series 2007-14, Class ES, IF, IO, 6.35%, 3/25/2037 (h)	431	75
Series 2007-42, Class AO, PO, 5/25/2037	18	16

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2007-48, PO, 5/25/2037	72	69
Series 2007-60, Class AX, IF, IO, 7.06%, 7/25/2037 (h)	1,295	315
Series 2007-81, Class GE, 6.00%, 8/25/2037	160	183
Series 2007-88, Class VI, IF, IO, 6.45%, 9/25/2037 (h)	855	178
Series 2007-91, Class ES, IF, IO, 6.37%, 10/25/2037 (h)	592	121
Series 2007-116, Class HI, IO, 1.30%, 1/25/2038 (h)	396	17
Series 2008-1, Class BI, IF, IO, 5.82%, 2/25/2038 (h)	211	39
Series 2008-16, Class IS, IF, IO, 6.11%, 3/25/2038 (h)	76	12
Series 2008-10, Class XI, IF, IO, 6.14%, 3/25/2038 (h)	208	37
Series 2008-27, Class SN, IF, IO, 6.81%, 4/25/2038 (h)	104	18
Series 2008-44, PO, 5/25/2038	6	5
Series 2008-53, Class CI, IF, IO, 7.11%, 7/25/2038 (h)	152	28
Series 2008-80, Class SA, IF, IO, 5.76%, 9/25/2038 (h)	321	56
Series 2008-81, Class SB, IF, IO, 5.76%, 9/25/2038 (h)	342	55
Series 2009-6, Class GS, IF, IO, 6.46%, 2/25/2039 (h)	316	68
Series 2009-62, Class HJ, 6.00%, 5/25/2039	60	62
Series 2009-60, Class HT, 6.00%, 8/25/2039	266	308
Series 2009-103, Class MB, 1.99%, 12/25/2039 (h)	122	127
Series 2009-99, Class SC, IF, IO, 6.09%, 12/25/2039 (h)	70	11
Series 2010-49, Class SC, IF, 12.48%, 3/25/2040 (h)	207	262
Series 2010-64, Class DM, 5.00%, 6/25/2040	117	130
Series 2010-71, Class HJ, 5.50%, 7/25/2040	180	205
Series 2010-147, Class SA, IF, IO, 6.44%, 1/25/2041 (h)	846	178
Series 2011-30, Class LS, IO, 1.61%, 4/25/2041 (h)	339	22
Series 2011-75, Class FA, 0.64%, 8/25/2041 (h)	96	97
Series 2011-118, Class MT, 7.00%, 11/25/2041	262	313
Series 2011-130, Class CA, 6.00%, 12/25/2041	520	601
Series 2013-81, Class TA, 3.00%, 2/25/2043	1,402	1,444
Series 2013-92, PO, 9/25/2043	703	635
Series 2013-90, Class PM, 3.50%, 9/25/2043	1,694	1,803
Series 2013-101, Class DO, PO, 10/25/2043	1,182	1,009
Series 2013-128, PO, 12/25/2043	1,316	1,220
Series 2011-2, Class WA, 5.84%, 2/25/2051 (h)	183	207
FNMA, REMIC Trust, Whole Loan
Series 2007-W7, Class 1A4, HB, IF, 38.64%, 7/25/2037 (h)	8	14
Series 2003-W4, Class 2A, 5.52%, 10/25/2042 (h)	39	44
Series 2003-W1, Class 1A1, 5.04%, 12/25/2042 (h)	345	372
Series 2003-W1, Class 2A, 5.49%, 12/25/2042 (h)	146	159
Series 2009-W1, Class A, 6.00%, 12/25/2049	387	429
FNMA, REMIC, Whole Loan
Series 2007-101, Class A2, 0.37%, 6/27/2036 (h)	256	253
Series 2007-54, Class FA, 0.49%, 6/25/2037 (h)	148	150
Series 2007-106, Class A7, 6.25%, 10/25/2037 (h)	97	113
FNMA, STRIPS
Series 218, Class 2, IO, 7.50%, 4/25/2023	1	—	(i)
Series 265, Class 2, 9.00%, 3/25/2024	1	1
Series 329, Class 1, PO, 1/25/2033	27	25
Series 345, Class 6, IO, 5.00%, 12/25/2033 (h)	41	5
Series 351, Class 7, IO, 5.00%, 4/25/2034 (h)	136	17
Series 355, Class 11, IO, 6.00%, 7/25/2034	111	18
Series 365, Class 8, IO, 5.50%, 5/25/2036	167	34
Series 374, Class 5, IO, 5.50%, 8/25/2036	96	17
Series 393, Class 6, IO, 5.50%, 4/25/2037	31	4
Series 383, Class 32, IO, 6.00%, 1/25/2038	43	10
Series 383, Class 33, IO, 6.00%, 1/25/2038	113	22
Freedom Series 2021-SAVF1, IO, 4.40%, 3/25/2022 (h)	4,400	4,400
GMACM Mortgage Loan Trust Series 2005-AR3, Class 3A4, 3.08%, 6/19/2035 (h)	436	425
GNMA
Series 1999-4, Class ZB, 6.00%, 2/20/2029	182	182

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2001-35, Class SA, IF, IO, 8.16%, 8/16/2031 (h)	60	—	(i)
Series 2002-52, Class GH, 6.50%, 7/20/2032	281	281
Series 2003-58, Class BE, 6.50%, 1/20/2033	385	407
Series 2003-12, Class SP, IF, IO, 7.61%, 2/20/2033 (h)	91	9
Series 2003-24, PO, 3/16/2033	17	17
Series 2003-40, Class TJ, 6.50%, 3/20/2033	468	497
Series 2003-46, Class TC, 6.50%, 3/20/2033	221	236
Series 2003-46, Class MG, 6.50%, 5/20/2033	300	328
Series 2003-52, Class AP, PO, 6/16/2033	89	84
Series 2003-90, PO, 10/20/2033	25	24
Series 2003-112, Class SA, IF, IO, 6.46%, 12/16/2033 (h)	317	29
Series 2004-28, Class S, IF, 19.42%, 4/16/2034 (h)	138	188
Series 2004-90, Class SI, IF, IO, 6.01%, 10/20/2034 (h)	421	57
Series 2005-68, Class DP, IF, 16.22%, 6/17/2035 (h)	45	54
Series 2010-14, Class CO, PO, 8/20/2035	141	131
Series 2005-58, Class NI, IO, 5.50%, 8/20/2035 (h)	643	90
Series 2005-68, Class KI, IF, IO, 6.21%, 9/20/2035 (h)	926	170
Series 2005-91, Class PI, IO, 6.00%, 12/20/2035	137	19
Series 2006-16, Class OP, PO, 3/20/2036	61	57
Series 2006-38, Class SW, IF, IO, 6.41%, 6/20/2036 (h)	57	2
Series 2006-38, Class ZK, 6.50%, 8/20/2036	745	821
Series 2006-59, Class SD, IF, IO, 6.61%, 10/20/2036 (h)	208	26
Series 2006-65, Class SA, IF, IO, 6.71%, 11/20/2036 (h)	343	35
Series 2011-22, Class WA, 5.90%, 2/20/2037 (h)	317	360
Series 2007-57, PO, 3/20/2037	80	77
Series 2007-17, Class JO, PO, 4/16/2037	59	53
Series 2007-17, Class JI, IF, IO, 6.72%, 4/16/2037 (h)	551	113
Series 2007-19, Class SD, IF, IO, 6.11%, 4/20/2037 (h)	306	27
Series 2007-28, Class BO, PO, 5/20/2037	63	58
Series 2007-26, Class SC, IF, IO, 6.11%, 5/20/2037 (h)	248	35
Series 2007-27, Class SA, IF, IO, 6.11%, 5/20/2037 (h)	259	31
Series 2007-36, Class SE, IF, IO, 6.38%, 6/16/2037 (h)	153	16
Series 2007-47, Class PH, 6.00%, 7/16/2037	2,415	2,728
Series 2007-40, Class SB, IF, IO, 6.66%, 7/20/2037 (h)	532	87
Series 2007-42, Class SB, IF, IO, 6.66%, 7/20/2037 (h)	315	44
Series 2007-53, Class SW, IF, 19.93%, 9/20/2037 (h)	26	33
Series 2008-32, Class PI, IO, 5.50%, 10/16/2037	45	2
Series 2009-79, Class OK, PO, 11/16/2037	90	85
Series 2007-73, Class MI, IF, IO, 5.91%, 11/20/2037 (h)	177	18
Series 2007-76, Class SA, IF, IO, 6.44%, 11/20/2037 (h)	346	39
Series 2007-72, Class US, IF, IO, 6.46%, 11/20/2037 (h)	169	18
Series 2007-79, Class SY, IF, IO, 6.46%, 12/20/2037 (h)	157	19
Series 2008-2, Class NS, IF, IO, 6.45%, 1/16/2038 (h)	329	38
Series 2008-2, Class MS, IF, IO, 7.07%, 1/16/2038 (h)	99	17
Series 2008-10, Class S, IF, IO, 5.74%, 2/20/2038 (h)	189	20
Series 2008-36, Class SH, IF, IO, 6.21%, 4/20/2038 (h)	258	1
Series 2008-40, Class SA, IF, IO, 6.31%, 5/16/2038 (h)	1,650	273
Series 2008-55, Class SA, IF, IO, 6.11%, 6/20/2038 (h)	141	18
Series 2008-71, Class SC, IF, IO, 5.91%, 8/20/2038 (h)	66	8
Series 2009-25, Class SE, IF, IO, 7.51%, 9/20/2038 (h)	124	17
Series 2008-93, Class AS, IF, IO, 5.61%, 12/20/2038 (h)	187	21
Series 2009-65, Class IQ, IO, 6.00%, 12/20/2038	25	—	(i)
Series 2009-6, Class SA, IF, IO, 6.01%, 2/16/2039 (h)	192	14
Series 2009-12, Class IE, IO, 5.50%, 3/20/2039	391	42
Series 2009-14, Class KI, IO, 6.50%, 3/20/2039	179	30
Series 2009-14, Class NI, IO, 6.50%, 3/20/2039	170	35
Series 2009-22, Class SA, IF, IO, 6.18%, 4/20/2039 (h)	379	53
Series 2009-33, Class CI, IO, 5.50%, 5/20/2039	86	11

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Series 2009-33, Class TI, IO, 6.00%, 5/20/2039	93		15
Series 2009-43, Class SA, IF, IO, 5.86%, 6/20/2039 (h)	164		17
Series 2009-72, Class SM, IF, IO, 6.16%, 8/16/2039 (h)	376		52
Series 2010-31, Class NO, PO, 3/20/2040	608		572
Series 2013-75, Class WA, 5.13%, 6/20/2040 (h)	837		946
Series 2010-130, Class CP, 7.00%, 10/16/2040	106		124
Series 2010-157, Class OP, PO, 12/20/2040	642		605
Series 2011-75, Class SM, IF, IO, 6.51%, 5/20/2041 (h)	528		75
Series 2014-188, Class W, 4.58%, 10/20/2041 (h)	351		386
Series 2012-141, Class WC, 3.70%, 1/20/2042 (h)	207		223
Series 2013-54, Class WA, 4.89%, 11/20/2042 (h)	1,282		1,439
Series 2013-91, Class WA, 4.48%, 4/20/2043 (h)	631		687
Series 2013-116, Class JY, 4.00%, 8/16/2043	1,300		1,500
Series 2018-160, Class PA, 3.50%, 7/20/2046	2,378		2,457
Series 2012-H24, Class FG, 0.51%, 4/20/2060 (h)	9		9
Series 2013-H03, Class FA, 0.38%, 8/20/2060 (h)	1		1
Series 2012-H21, Class CF, 0.78%, 5/20/2061 (h)	11		11
Series 2013-H05, Class FB, 0.48%, 2/20/2062 (h)	36		36
Series 2012-H15, Class FA, 0.53%, 5/20/2062 (h)	—	(i)	—	(i)
Series 2012-H26, Class MA, 0.63%, 7/20/2062 (h)	3		3
Series 2012-H28, Class FA, 0.66%, 9/20/2062 (h)	7		7
Series 2012-H29, Class FA, 0.59%, 10/20/2062 (h)	560		561
Series 2012-H31, Class FD, 0.42%, 12/20/2062 (h)	829		828
Series 2013-H01, Class FA, 1.65%, 1/20/2063	10		10
Series 2013-H08, Class FC, 0.53%, 2/20/2063 (h)	695		696
Series 2013-H04, Class BA, 1.65%, 2/20/2063	10		10
Series 2013-H07, Class HA, 0.49%, 3/20/2063 (h)	652		653
Series 2013-H09, Class HA, 1.65%, 4/20/2063	29		29
Series 2013-H18, Class JA, 0.68%, 8/20/2063 (h)	1,261		1,267
Series 2014-H01, Class FD, 0.73%, 1/20/2064 (h)	969		974
Series 2014-H09, Class TA, 0.68%, 4/20/2064 (h)	1,002		1,006
Series 2015-H15, Class FD, 0.52%, 6/20/2065 (h)	1,314		1,317
Series 2015-H15, Class FJ, 0.52%, 6/20/2065 (h)	2,941		2,949
Series 2015-H16, Class FG, 0.52%, 7/20/2065 (h)	1,869		1,873
Series 2015-H23, Class FB, 0.60%, 9/20/2065 (h)	1,928		1,938
Series 2015-H32, Class FH, 0.74%, 12/20/2065 (h)	1,472		1,485
Series 2017-H08, Class XI, IO, 2.17%, 3/20/2067 (h)	6,375		557
GSMPS Mortgage Loan Trust
Series 2001-2, Class A, 7.50%, 6/19/2032 (a) (h)	355		352
Series 2005-RP3, Class 1AF, 0.44%, 9/25/2035 (a) (h)	599		518
Series 2005-RP3, Class 1AS, IO, 4.19%, 9/25/2035 ‡ (a) (h)	453		47
Series 2006-RP2, Class 1AS2, IF, IO, 4.23%, 4/25/2036 ‡ (a) (h)	1,865		256
GSR Mortgage Loan Trust
Series 2004-6F, Class 3A4, 6.50%, 5/25/2034	99		103
Series 2004-8F, Class 2A3, 6.00%, 9/25/2034	56		57
Series 2004-13F, Class 3A3, 6.00%, 11/25/2034	197		208
Series 2005-4F, Class AP, PO, 5/25/2035 ‡	1		1
Series 2005-7F, Class 3A9, 6.00%, 9/25/2035	354		367
Series 2006-1F, Class 2A4, 6.00%, 2/25/2036	819		563
Impac CMB Trust
Series 2004-7, Class 1A1, 0.83%, 11/25/2034 (h)	459		464
Series 2005-4, Class 2A1, 0.69%, 5/25/2035 (h)	101		100
Impac Secured Assets Trust Series 2006-1, Class 2A1, 0.79%, 5/25/2036 (h)	64		64
JPMorgan Mortgage Trust
Series 2006-A2, Class 5A3, 2.27%, 11/25/2033 (h)	184		187
Series 2006-A2, Class 4A1, 2.23%, 8/25/2034 (h)	162		169
Series 2006-A3, Class 6A1, 2.61%, 8/25/2034 (h)	45		46
Lehman Mortgage Trust
Series 2006-2, Class 1A1, 5.94%, 4/25/2036 (h)	217		182
Series 2008-2, Class 1A6, 6.00%, 3/25/2038	468		235

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
LHOME Mortgage Trust Series 2021-RTL1, Class A1, 2.09%, 9/25/2026 (a) (h)	2,075		2,070
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1, 2.62%, 4/21/2034 (h)	97		98
Series 2004-4, Class 2A1, 2.22%, 5/25/2034 (h)	30		30
Series 2004-13, Class 3A7, 2.72%, 11/21/2034 (h)	235		238
Series 2004-15, Class 3A1, 2.49%, 12/25/2034 (h)	50		49
MASTR Alternative Loan Trust
Series 2004-10, Class 1A1, 4.50%, 9/25/2019	3		3
Series 2004-8, Class 6A1, 5.50%, 9/25/2019	2		2
Series 2004-4, Class 10A1, 5.00%, 5/25/2024	95		96
Series 2003-3, Class 1A1, 6.50%, 5/25/2033	99		104
Series 2003-9, Class 8A1, 6.00%, 1/25/2034	200		210
Series 2004-3, Class 2A1, 6.25%, 4/25/2034	146		152
Series 2004-6, Class 30, PO, 7/25/2034 ‡	115		97
Series 2004-6, Class 7A1, 6.00%, 7/25/2034	207		222
Series 2004-7, Class 30, PO, 8/25/2034 ‡	70		58
MASTR Asset Securitization Trust
Series 2004-6, Class 15, PO, 7/25/2019 ‡	—	(i)	—	(i)
Series 2003-12, Class 30, PO, 12/25/2033 ‡	10		9
Series 2004-1, Class 30, PO, 2/25/2034 ‡	8		7
MASTR Reperforming Loan Trust Series 2005-2, Class 1A1F, 0.44%, 5/25/2035 (a) (h)	1,301		682
MASTR Resecuritization Trust Series 2005-PO, Class 3, PO, 5/28/2035 ‡ (a)	72		60
Merrill Lynch Mortgage Investors Trust
Series 2003-E, Class A1, 0.71%, 10/25/2028 (h)	52		51
Series 2003-F, Class A1, 0.73%, 10/25/2028 (h)	435		428
Series 2004-A, Class A1, 0.55%, 4/25/2029 (h)	83		81
Series 2004-1, Class 2A1, 2.04%, 12/25/2034 (h)	136		138
MRA Issuance Trust
Series 2021-EBO5, Class A1X, 1.83%, 2/16/2022 (a) (h)	6,700		6,705
Series 2021-EBO7, Class A1X, 2.84%, 2/16/2022 (a) (h)	6,700		6,702
Series 2021-EBO2, Class A, 2.82%, 12/31/2049 (a) (h)	6,500		6,500
NACC Reperforming Loan REMIC Trust Series 2004-R2, Class A1, 6.50%, 10/25/2034 (a) (h)	188		185
Nomura Asset Acceptance Corp. Alternative Loan Trust
Series 2003-A1, Class A5, 7.00%, 4/25/2033	34		37
Series 2003-A1, Class A1, 5.50%, 5/25/2033	10		10
Series 2003-A1, Class A2, 6.00%, 5/25/2033	36		37
P4 SFR Series 2019-STlA, 7.25%, 10/11/2026‡	2,600		2,600
PRET LLC Series 2021-RN4, Class A1, 2.49%, 11/25/2061 (a) (h)	7,300		7,306
PRPM LLC Series 2021-1, Class A1, 2.12%, 1/25/2026 (a) (h)	3,767		3,753
RALI Trust
Series 2002-QS16, Class A3, IF, 16.43%, 10/25/2017 (h)	—	(i)	—	(i)
Series 2003-QS9, Class A3, IF, IO, 7.46%, 5/25/2018 ‡ (h)	3		—	(i)
Series 2003-QS12, Class A5, IO, 5.00%, 6/25/2018 ‡	—	(i)	—
Series 2003-QS12, Class A2A, IF, IO, 7.51%, 6/25/2018 ‡ (h)	—	(i)	—	(i)
Series 2003-QS14, Class A1, 5.00%, 7/25/2018	6		5
Series 2004-QA6, Class NB2, 2.91%, 12/26/2034 (h)	440		439
RFMSI Trust
Series 2004-S9, Class 2A1, 4.75%, 12/25/2019	—	(i)	—	(i)
Series 2005-SA4, Class 1A1, 2.25%, 9/25/2035 (h)	60		53
RMIP Series 2019-1B, 4.71%, 8/25/2023 ‡	1,115		1,095
SART
Series 2017-1, 4.75%, 7/15/2024	1,415		1,415
Series 2018-1, 4.76%, 6/15/2025	1,490		1,490
Seasoned Credit Risk Transfer Trust
Series 2019-1, Class MT, 3.50%, 7/25/2058 ‡	3,115		3,307
Series 2019-3, Class MB, 3.50%, 10/25/2058 ‡	1,722		1,939
Structured Asset Mortgage Investments II Trust Series 2004-AR5, Class 1A1, 0.75%, 10/19/2034 (h)	216		212

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Thornburg Mortgage Securities Trust
Series 2003-4, Class A1, 0.73%, 9/25/2043 (h)	91	93
Series 2004-4, Class 3A, 1.88%, 12/25/2044 (h)	199	199
Toorak Mortgage Corp. Ltd. Series 2019-2, Class A1, 3.72%, 9/25/2022 (d)	2,450	2,458
Towd Point Mortgage Trust Series 2021-R1, Class A1, 2.92%, 11/30/2060 (a) (h)	5,894	5,915
Two Harbors Series 2021-FNTMSR1, Class A, IO, 3.58%, 3/25/2022 (h)	4,400	4,400
Vendee Mortgage Trust
Series 1994-1, Class 1, 5.02%, 2/15/2024 (h)	49	51
Series 1994-1, Class 2ZB, 6.50%, 2/15/2024	72	75
Series 1996-1, Class 1Z, 6.75%, 2/15/2026	147	162
Series 1996-2, Class 1Z, 6.75%, 6/15/2026	109	120
Series 1997-1, Class 2Z, 7.50%, 2/15/2027	216	239
Series 1998-1, Class 2E, 7.00%, 3/15/2028	266	292
Series 1999-1, Class 2Z, 6.50%, 1/15/2029	548	600
Series 2003-2, Class Z, 5.00%, 5/15/2033	2,416	2,682
vMobo, Inc. 7.50%, 5/31/2024	3,219	3,219
WaMu Mortgage Pass-Through Certificates Series 2004-RS2, Class A4, 5.00%, 11/25/2033	384	397
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-AR8, Class A, 2.67%, 8/25/2033 (h)	30	31
Series 2003-AR9, Class 2A, 2.37%, 9/25/2033 (h)	51	50
Series 2003-AR9, Class 1A6, 2.51%, 9/25/2033 (h)	499	500
Series 2003-S9, Class P, PO, 10/25/2033 ‡	18	15
Series 2003-S9, Class A8, 5.25%, 10/25/2033	258	267
Series 2004-AR3, Class A1, 2.59%, 6/25/2034 (h)	35	36
Series 2004-AR3, Class A2, 2.59%, 6/25/2034 (h)	30	30
Series 2006-AR10, Class 2P, 2.69%, 9/25/2036 ‡ (h)	56	51
Series 2006-AR12, Class 2P, 2.59%, 10/25/2036 ‡ (h)	44	43
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
Series 2005-2, Class 2A3, IF, IO, 4.91%, 4/25/2035 ‡ (h)	602	81
Series 2005-2, Class 1A4, IF, IO, 4.96%, 4/25/2035 ‡ (h)	2,507	309
Series 2005-3, Class CX, IO, 5.50%, 5/25/2035 ‡	753	127
Series 2005-4, Class CB7, 5.50%, 6/25/2035	771	787
Series 2005-4, Class CX, IO, 5.50%, 6/25/2035 ‡	649	109
Series 2005-6, Class 2A4, 5.50%, 8/25/2035	131	129
Series 2005-6, Class 2A9, 5.50%, 8/25/2035	824	812
Wells Fargo Mortgage-Backed Securities Trust Series 2007-7, Class A7, 6.00%, 6/25/2037	125	125
ZH Trust Series 2021-1, Class A, 2.25%, 2/18/2027 (a)	1,830	1,810

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $240,141)		252,192

ASSET-BACKED SECURITIES — 9.5%
Academic Loan Funding Trust Series 2013-1A, Class A, 0.89%, 12/26/2044 (a) (h)	742	741
ACC Trust Series 2019-2, Class A, 2.82%, 2/21/2023 (a)	60	60
Air Canada Pass-Through Trust (Canada)
Series 2013-1, Class A, 4.13%, 5/15/2025 (a)	520	528
Series 2015-2, Class AA, 3.75%, 12/15/2027 (a)	205	213
Series 2017-1, Class AA, 3.30%, 1/15/2030 (a)	416	428
Series 2017-1, Class A, 3.55%, 1/15/2030 (a)	588	576
American Airlines Pass-Through Trust
Series 2016-3, Class AA, 3.00%, 10/15/2028	316	320
Series 2017-1, Class AA, 3.65%, 2/15/2029	441	466
American Homes 4 Rent
Series 2015-SFR1, Class A, 3.47%, 4/17/2052 (a)	3,733	3,921
Series 2015-SFR1, Class E, 5.64%, 4/17/2052 ‡ (a)	1,275	1,375
American Homes 4 Rent Trust
Series 2014-SFR2, Class A, 3.79%, 10/17/2036 (a)	3,504	3,649
Series 2014-SFR2, Class D, 5.15%, 10/17/2036 ‡ (a)	2,000	2,116

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2014-SFR2, Class E, 6.23%, 10/17/2036 (a)	850	918
Series 2014-SFR3, Class A, 3.68%, 12/17/2036 (a)	2,615	2,747
Series 2014-SFR3, Class C, 4.60%, 12/17/2036 (a)	500	525
Series 2014-SFR3, Class E, 6.42%, 12/17/2036 ‡ (a)	2,380	2,591
American Tower Trust #1 REIT, 3.07%, 3/15/2023 (a)	750	751
AMSR Trust
Series 2020-SFR2, Class C, 2.53%, 7/17/2037 ‡ (a)	3,500	3,512
Series 2020-SFR4, Class C, 1.86%, 11/17/2037 ‡ (a)	4,000	3,929
Series 2021-SFR3, Class E1, 2.33%, 10/17/2038 ‡ (a)	2,168	2,127
British Airways Pass-Through Trust (United Kingdom)
Series 2018-1, Class AA, 3.80%, 9/20/2031 (a)	505	528
Series 2018-1, Class A, 4.13%, 9/20/2031 (a)	811	824
Series 2019-1, Class AA, 3.30%, 12/15/2032 (a)	662	680
Business Jet Securities LLC
Series 2019-1, Class A, 4.21%, 7/15/2034 (a)	962	978
Series 2019-1, Class B, 5.19%, 7/15/2034 ‡ (a)	2,104	2,086
Series 2020-1A, Class A, 2.98%, 11/15/2035 (a)	1,025	1,035
Series 2021-1A, Class A, 2.16%, 4/15/2036 (a)	2,064	2,065
Camillo Issuer LLC Series 2016-SFR, Class 1-A-1, 5.00%, 12/5/2023 ‡	4,763	4,910
Cars Net Lease Mortgage Notes Series 2020-1A, Class A3, 3.10%, 12/15/2050 (a)	801	811
Carvana Auto Receivables Trust
Series 2019-2A, Class C, 3.00%, 6/17/2024 (a)	4,675	4,717
Series 2019-3A, Class C, 2.71%, 10/15/2024 (a)	5,240	5,301
CFMT LLC Series 2020-HB4, Class A, 0.95%, 12/26/2030 (a) (h)	2,935	2,939
Chase Funding Trust Series 2003-6, Class 1A7, 5.28%, 11/25/2034 ‡ (d)	299	311
Citibank Credit Card Issuance Trust Series 2007-A3, Class A3, 6.15%, 6/15/2039	800	1,118
Consumer Receivables Asset Investment Trust Series 2021-1, Class A1X, 3.18%, 3/24/2023 (a) (h)	2,810	2,804
Continental Airlines Pass-Through Trust Series 2007-1, Class A, 5.98%, 4/19/2022	75	76
Continental Finance Credit Card ABS Master Trust Series 2020-1A, Class A, 2.24%, 12/15/2028 (a)	2,070	2,065
CoreVest American Finance Trust
Series 2019-2, Class D, 4.22%, 6/15/2052 ‡ (a)	2,000	2,109
Series 2020-3, Class B, 2.20%, 8/15/2053 ‡ (a)	2,855	2,734
CPS Auto Trust Series 2018-C, Class D, 4.40%, 6/17/2024 (a)	2,476	2,511
Credit Acceptance Auto Loan Trust Series 2021-2A, Class C, 1.64%, 6/17/2030 (a)	7,280	7,196
Credit Suisse ABS Trust Series 2020-AT1, Class A, 2.61%, 10/15/2026 (a)	2,036	2,066
CWABS, Inc. Asset-Backed Certificates Trust Series 2004-6, Class M1, 0.99%, 10/25/2034 (h)	71	71
DataBank Issuer Series 2021-1A, Class A2, 2.06%, 2/27/2051 (a)	2,700	2,654
Delta Air Lines Pass-Through Trust Series 2015-1, Class AA, 3.63%, 7/30/2027	244	259
Diamond Resorts Owner Trust Series 2019-1A, Class A, 2.89%, 2/20/2032 (a)	2,241	2,283
Drive Auto Receivables Trust
Series 2017-3, Class D, 3.53%, 12/15/2023 (a)	297	297
Series 2019-4, Class C, 2.51%, 11/17/2025	1,731	1,743
Exeter Automobile Receivables Trust
Series 2019-4A, Class C, 2.44%, 9/16/2024 (a)	1,849	1,860
Series 2019-3A, Class D, 3.11%, 8/15/2025 (a)	3,540	3,626
FirstKey Homes Trust
Series 2020-SFR2, Class E, 2.67%, 10/19/2037 ‡ (a)	3,000	2,997
Series 2021-SFR1, Class D, 2.19%, 8/17/2038 ‡ (a)	4,000	3,915
FNMA, Grantor Trust Series 2017-T1, Class A, 2.90%, 6/25/2027	4,843	5,143
Foundation Finance Trust Series 2019-1A, Class A, 3.86%, 11/15/2034 (a)	624	641
GE Capital Mortgage Services, Inc. Trust Series 1999-HE1, Class M, 6.71%, 4/25/2029 ‡ (h)	52	47
Gold Key Resorts LLC Series 2014-A, Class A, 3.22%, 3/17/2031 (a)	106	107
Goodgreen Series 2019-2A, Class A, 2.76%, 4/15/2055 (a)	1,785	1,798

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Goodgreen Trust Series 2017-1A, Class A, 3.74%, 10/15/2052 (a)	378	393
HERO (Cayman Islands) Series 2018-1ASI, Class A, 4.00%, 9/20/2047 (a)	185	176
HERO Funding (Cayman Islands) Series 2017-3A, Class A2, 3.95%, 9/20/2048 (a)	1,068	1,100
HERO Funding Trust (Cayman Islands)
Series 2016-3A, Class A1, 3.08%, 9/20/2042 (a)	437	448
Series 2017-1A, Class A2, 4.46%, 9/20/2047 (a)	1,067	1,120
Hilton Grand Vacations Trust Series 2017-AA, Class A, 2.66%, 12/26/2028 (a)	104	106
Home Equity Mortgage Loan Asset-Backed Trust Series 2006-A, Class A3, 0.49%, 3/25/2036 ‡ (h)	6	6
KGS-Alpha SBA COOF Trust
Series 2012-2, Class A, IO, 0.95%, 8/25/2038 ‡ (a) (h)	1,822	36
Series 2013-2, Class A, IO, 2.14%, 3/25/2039 ‡ (a) (h)	1,900	73
Series 2015-2, Class A, IO, 3.29%, 7/25/2041 ‡ (a) (h)	823	95
Lendmark Funding Trust Series 2019-1A, Class B, 3.40%, 12/20/2027 ‡ (a)	3,319	3,366
LP LMS Asset Securitization Trust 3.23%, 10/15/2028	3,688	3,717
Mercury Financial Credit Card Master Trust Series 2021-1A, Class A, 1.54%, 3/20/2026 (a)	2,330	2,331
Mid-State Capital Corp. Trust Series 2006-1, Class M1, 6.08%, 10/15/2040 ‡ (a)	490	509
MVW LLC Series 2019-2A, Class B, 2.44%, 10/20/2038 (a)	2,267	2,293
New Century Home Equity Loan Trust Series 2003-5, Class AI6, 6.00%, 11/25/2033 ‡ (d)	272	278
NRZ Excess Spread-Collateralized Notes
Series 2020-PLS1, Class A, 3.84%, 12/25/2025 (a)	1,532	1,538
Series 2021-FHT1, Class A, 3.10%, 7/25/2026 (a)	6,719	6,705
Series 2021-GNT1, Class A, 3.47%, 11/25/2026 (a)	4,000	4,000
OneMain Direct Auto Receivables Trust Series 2018-1A, Class B, 3.71%, 4/14/2025 (a)	1,863	1,869
Oportun Funding XIII LLC Series 2019-A, Class A, 3.08%, 8/8/2025 (a)	3,010	3,047
Pagaya AI Debt Selection Trust Series 2021-1, Class A, 1.18%, 11/15/2027 (a)	6,265	6,256
Pretium Mortgage Credit Partners I LLC Series 2021-NPL1, Class A1, 2.24%, 9/27/2060 (a) (d)	4,465	4,447
Progress Residential Trust
Series 2020-SFR3, Class C, 1.70%, 10/17/2027 ‡ (a)	3,250	3,194
Series 2019-SFR4, Class D, 3.14%, 10/17/2036 ‡ (a)	5,000	5,021
Renaissance Home Equity Loan Trust Series 2007-2, Class AF2, 5.68%, 6/25/2037 ‡ (d)	287	112
Renew (Cayman Islands) Series 2017-1A, Class A, 3.67%, 9/20/2052 (a)	468	484
Santander Retail Auto Lease Trust Series 2020-A, Class A4, 1.76%, 3/20/2024 (a)	3,955	4,003
Securitized Asset-Backed Receivables LLC Trust Series 2006-CB1, Class AF2, 2.92%, 1/25/2036 ‡ (d)	164	166
Sierra Timeshare Receivables Funding LLC Series 2019-2A, Class C, 3.12%, 5/20/2036 ‡ (a)	1,281	1,297
Spirit Airlines Pass-Through Trust Series 2017-1, Class AA, 3.38%, 2/15/2030	323	327
Synchrony Card Funding LLC
Series 2019-A1, Class A, 2.95%, 3/15/2025	4,681	4,717
Series 2019-A2, Class A, 2.34%, 6/15/2025	5,000	5,053
Tricolor Auto Securitization Trust Series 2020-1A, Class A, 4.88%, 11/15/2026 (a)	1,404	1,414
United Airlines Pass-Through Trust
Series 2016-2, Class B, 3.65%, 10/7/2025	986	986
Series 2018-1, Class B, 4.60%, 3/1/2026	165	168
Series 2016-1, Class A, 3.45%, 7/7/2028	619	630
Series 2016-2, Class A, 3.10%, 10/7/2028	1,053	1,052
Series 2018-1, Class AA, 3.50%, 3/1/2030	939	991
Series 2018-1, Class A, 3.70%, 3/1/2030	1,455	1,491
Series 2019-1, Class AA, 4.15%, 8/25/2031	918	1,012
Series 2019-1, Class A, 4.55%, 8/25/2031	820	885
Series 2019-2, Class AA, 2.70%, 5/1/2032	1,229	1,242
Upstart Securitization Trust Series 2020-1, Class A, 2.32%, 4/22/2030 (a)	795	797

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Verizon Owner Trust Series 2018-A, Class A1A, 3.23%, 4/20/2023	104	104
VOLT CI LLC Series 2021-NP10, Class A1, 1.99%, 5/25/2051 (a) (d)	2,304	2,299
VOLT XCIII LLC Series 2021-NPL2, Class A1, 1.89%, 2/27/2051 (a) (d)	5,547	5,514
VOLT XCIV LLC Series 2021-NPL3, Class A1, 2.24%, 2/27/2051 (a) (d)	3,918	3,909
VOLT XCVI LLC Series 2021-NPL5, Class A1, 2.12%, 3/27/2051 (a) (d)	3,276	3,267
VOLT XCVII LLC Series 2021-NPL6, Class A1, 2.24%, 4/25/2051 (a) (d)	3,366	3,353
Westlake Automobile Receivables Trust Series 2019-2A, Class D, 3.20%, 11/15/2024 (a)	2,500	2,551
World Financial Network Credit Card Master Trust Series 2019-A, Class A, 3.14%, 12/15/2025	2,245	2,258
World Omni Auto Receivables Trust Series 2018-B, Class A3, 2.87%, 7/17/2023	693	695

TOTAL ASSET-BACKED SECURITIES (Cost $210,091)		211,699

COMMERCIAL MORTGAGE-BACKED SECURITIES — 3.7%
BAMLL Commercial Mortgage Securities Trust
Series 2012-PARK, Class A, 2.96%, 12/10/2030 (a)	560	571
Series 2014-520M, Class C, 4.35%, 8/15/2046 ‡ (a) (h)	1,300	1,411
BB-UBS Trust Series 2012-SHOW, Class A, 3.43%, 11/5/2036 (a)	4,400	4,573
Bear Stearns Commercial Mortgage Securities Trust Series 2005-PWR8, Class X1, IO, 0.72%, 6/11/2041 ‡ (a) (h)	10	—	(i)
Commercial Mortgage Trust
Series 2013-300P, Class A1, 4.35%, 8/10/2030 (a)	3,500	3,639
Series 2013-SFS, Class A2, 3.09%, 4/12/2035 (a) (h)	1,060	1,076
Series 2012-CR2, Class XA, IO, 1.77%, 8/15/2045 ‡ (h)	2,233	7
FHLMC, Multi-Family Structured Credit Risk Series 2021-MN2, Class M1, 1.85%, 7/25/2041 (a) (h)	6,312	6,312
FHLMC, Multi-Family Structured Pass-Through Certificates
Series KJ09, Class A2, 2.84%, 9/25/2022	581	588
Series KS01, Class A2, 2.52%, 1/25/2023	795	804
Series KPLB, Class A, 2.77%, 5/25/2025	353	371
Series K052, Class A2, 3.15%, 11/25/2025	3,560	3,799
Series K065, Class A2, 3.24%, 4/25/2027	2,467	2,687
Series K065, Class AM, 3.33%, 5/25/2027	1,322	1,443
Series K070, Class A2, 3.30%, 11/25/2027 (h)	1,748	1,921
FNMA ACES
Series 2014-M3, Class A2, 3.50%, 1/25/2024 (h)	1,143	1,193
Series 2017-M3, Class A2, 2.55%, 12/25/2026 (h)	1,103	1,154
Series 2015-M10, Class A2, 3.09%, 4/25/2027 (h)	8,433	9,069
Series 2017-M8, Class A2, 3.06%, 5/25/2027 (h)	3,815	4,109
Series 2018-M8, Class A2, 3.44%, 6/25/2028 (h)	2,580	2,837
Series 2018-M10, Class A2, 3.48%, 7/25/2028 (h)	3,335	3,674
Series 2017-M5, Class A2, 3.22%, 4/25/2029 (h)	3,176	3,479
Series 2020-M50, Class A1, 0.67%, 10/25/2030	2,963	2,886
Series 2020-M50, Class A2, 1.20%, 10/25/2030	1,325	1,293
Series 2020-M50, Class X1, IO, 2.01%, 10/25/2030 (h)	21,544	2,238
Series 2021-M3, Class 1A1, 1.00%, 11/25/2033	735	727
Series 2021-M3, Class X1, IO, 2.12%, 11/25/2033 (h)	3,841	502
FREMF Mortgage Trust Series 2014-K39, Class C, 4.28%, 8/25/2047 (a) (h)	4,650	4,921
Ladder Capital Commercial Mortgage Trust Series 2013-GCP, Class A2, 3.99%, 2/15/2036 (a)	998	1,092
LB-UBS Commercial Mortgage Trust Series 2006-C7, Class XW, IO, 0.48%, 11/15/2038 ‡ (a) (h)	337	—	(i)
ML-CFC Commercial Mortgage Trust Series 2006-4, Class XC, IO, 1.37%, 12/12/2049 ‡ (a) (h)	13	—	(i)
Morgan Stanley Capital I Trust Series 2006-IQ12, Class X1, IO, 0.24%, 12/15/2043 ‡ (a) (h)	285	—	(i)
MRCD MARK Mortgage Trust
Series 2019-PARK, Class A, 2.72%, 12/15/2036 (a)	2,050	2,085

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2019-PARK, Class D, 2.72%, 12/15/2036 ‡ (a)	2,685	2,641
RBS Commercial Funding, Inc. Trust Series 2013-SMV, Class A, 3.26%, 3/11/2031 (a)	664	674
SLG Office Trust Series 2021-OVA, Class A, 2.59%, 7/15/2041 (a)	3,935	4,039
UBS-BAMLL Trust Series 2012-WRM, Class A, 3.66%, 6/10/2030 (a)	2,236	2,242
UBS-Barclays Commercial Mortgage Trust
Series 2013-C6, Class A4, 3.24%, 4/10/2046	857	877
Series 2012-C2, Class XA, IO, 1.43%, 5/10/2063 ‡ (a) (h)	6,612	24
VNDO Mortgage Trust Series 2012-6AVE, Class A, 3.00%, 11/15/2030 (a)	1,398	1,422
WFRBS Commercial Mortgage Trust Series 2013-C11, Class D, 4.38%, 3/15/2045 ‡ (a) (h)	400	395

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $79,701)		82,775

U.S. GOVERNMENT AGENCY SECURITIES — 0.7%
Tennessee Valley Authority
5.88%, 4/1/2036	6,839	10,117
4.63%, 9/15/2060	304	470
Tennessee Valley Authority STRIPS
DN, 3.92%, 11/1/2025 (g)	5,000	4,748
DN, 5.19%, 6/15/2035 (g)	800	598

TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $13,916)		15,933

MUNICIPAL BONDS — 0.6% (l)
California — 0.1%
City of Los Angeles Department of Airports, Federally Taxable Build America Bonds Direct Payment to Issuer Series 2009C, Rev., 6.58%, 5/15/2039	440	591
State of California, Build America Bonds GO, 7.30%, 10/1/2039	350	559

Total California		1,150

New York — 0.3%
New York State Dormitory Authority, State Personal Income Tax, Build America Bonds, General Purpose Series 2010-D, Rev., 5.60%, 3/15/2040	360	493
Port Authority of New York and New Jersey, Consolidated
Series 164, Rev., 5.65%, 11/1/2040	1,825	2,575
Series 165, Rev., 5.65%, 11/1/2040	440	621
Series 174, Rev., 4.46%, 10/1/2062	2,060	2,822

Total New York		6,511

Ohio — 0.2%
American Municipal Power, Inc., Meldahl Hydroelectric Project Series 2010B, Rev., 7.50%, 2/15/2050	1,315	2,210
Ohio State University (The), General Receipts
Series 2016A, Rev., 4.05%, 12/1/2056	325	437
Series 2011-A, Rev., 4.80%, 6/1/2111	1,563	2,491
Rev., 5.59%, 12/1/2114	200	321

Total Ohio		5,459

TOTAL MUNICIPAL BONDS (Cost $9,145)		13,120

FOREIGN GOVERNMENT SECURITIES — 0.5%
Kingdom of Saudi Arabia (Saudi Arabia)
2.25%, 2/2/2033 (a)	622	601
3.45%, 2/2/2061 (a)	550	545
Province of Quebec (Canada) 7.36%, 3/6/2026 (d)	377	466
Republic of Chile (Chile) 2.55%, 1/27/2032	497	495
Republic of Colombia (Colombia)
4.00%, 2/26/2024	922	951
4.50%, 1/28/2026	581	609
7.38%, 9/18/2037	200	234
5.63%, 2/26/2044	200	196
5.00%, 6/15/2045	515	469
Republic of Panama (Panama) 4.50%, 4/16/2050	325	348
Republic of Peru (Peru) 5.63%, 11/18/2050	88	120
Republic of South Africa (South Africa) 5.88%, 9/16/2025	640	705
United Mexican States (Mexico)
4.13%, 1/21/2026	316	347
3.75%, 1/11/2028	1,216	1,305
2.66%, 5/24/2031	1,075	1,037

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
4.60%, 1/23/2046	2,113	2,214
3.77%, 5/24/2061	772	696

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $11,259)		11,338

	Shares (000)
SHORT-TERM INVESTMENTS — 9.0%
INVESTMENT COMPANIES — 9.0%
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.05% (m) (n) (Cost $200,176)	200,107	200,187

Total Investments — 103.3% (Cost $2,232,567)		2,302,894
Liabilities in Excess of Other Assets — (3.3)%		(73,147)

Net Assets — 100.0%		2,229,747

Percentages indicated are based on net assets.

Abbreviations

ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of November 30, 2021.
CSMC	Credit Suisse Mortgage Trust
DN	Discount Notes
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
HB	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
ICE	Intercontinental Exchange
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of November 30, 2021. The rate may be subject to a cap and floor.

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
LIBOR	London Interbank Offered Rate
PO	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Amount rounds to less than 0.1% of net assets.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2021.
(d)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of November 30, 2021.
(e)	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of November 30, 2021.
(f)	Security is an interest bearing note with preferred security characteristics.
(g)	The rate shown is the effective yield as of November 30, 2021.
(h)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2021.
(i)	Amount rounds to less than one thousand.
(j)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(k)	Defaulted security.
(l)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

(m)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(n)	The rate shown is the current yield as of November 30, 2021.
‡	Value determined using significant unobservable inputs.

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments —   Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at November 30, 2021.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$162,787	$48,912	$211,699
Collateralized Mortgage Obligations	—	236,779	15,413	252,192
Commercial Mortgage-Backed Securities	—	78,297	4,478	82,775
Corporate Bonds	—	621,441	—	621,441
Foreign Government Securities	—	11,338	—	11,338
Mortgage-Backed Securities	—	345,490	—	345,490
Municipal Bonds	—	13,120	—	13,120
U.S. Government Agency Securities	—	15,933	—	15,933
U.S. Treasury Obligations	—	548,719	—	548,719
Short-Term Investments
Investment Companies	200,187	—	—	200,187

Total Investments in Securities	$200,187	$2,033,904	$68,803	$2,302,894

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

(Dollar values in thousands)

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:

	Balance as of February 28, 2021	Realized gain (loss)		Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2021
Investments in Securities:
Asset-Backed Securities	$58,045	$—		$(805)	$(86)	$6,168	$(11,020)	$—	$(3,390)	$48,912
Collateralized Mortgage Obligations	32,493	—	(a)	(688)	(654)	4,449	(16,297)	—	(3,890)	15,413
Commercial Mortgage-Backed Securities	4,574	—		(11)	(87)	2	— (a)	—	—	4,478

Total	$95,112	$—	(a)	$(1,504)	$(827)	$10,619	$(27,317)	$—	$(7,280)	$68,803

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than one thousand.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at November 30, 2021, which were valued using significant unobservable inputs (level 3) amounted to $(1,302).

There were no significant transfers into or out of level 3 for the period ended November 30, 2021.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

Quantitative Information about Level 3 Fair Value Measurements #

	Fair Value at November 30, 2021	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$43,797	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 30.00% (3.02%)
			Constant Default Rate	0.00% - 4.92% (0.09%)
			Yield (Discount Rate of Cash Flows)	0.86% - 5.55% (2.77%)

Asset-Backed Securities	43,797

	8,414	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (67.90%)
			Constant Default Rate	0.00% - 6.69% (0.97%)
			Yield (Discount Rate of Cash Flows)	1.43% - 22.84% (6.14%)

Collateralized Mortgage Obligations	8,414

	4,479	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (0.66%)
			Yield (Discount Rate of Cash Flows)	-1.07% - 6.66% (3.48%)

Commercial Mortgage-Backed Securities	4,479

Total	$56,690

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The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At November 30, 2021, the value of these investments was $12,113. The inputs for these investments are not readily available or cannot be reasonably estimated and generally are those inputs described in Note A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund, which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amount in the table below.

For the period ended November 30, 2021
Security Description	Value at February 28, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)		Value at November 30, 2021	Shares at November 30, 2021	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.05% (a) (b)	$108,295	$572,327	$480,424	$(11)	$—	(c)	$200,187	200,107	$44	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2021.
(c)	Amount rounds to less than one thousand.